As filed with the Securities and Exchange
                  Commission on April 29, 2002 Registration No.
                                    33-82610


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 9 (X)
                                       -


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 23 (X)
                                       --
                        (Check appropriate box or boxes)


                              MAXIM SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East

                           Washington, D.C. 20007-5208


        It is proposed that this filing will become effective (check appropriate space):


          ____ Immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ On May 1, 2002, pursuant to paragraph (b) of Rule 485.
          ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
          ____ On ____, pursuant to paragraph (a)(1) of Rule 485.



        If appropriate, check the following:

          ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts


                               Maximum Value Plan
        An Individual Flexible Premium Deferred Variable Annuity Contract

                                 Distributed by
                           BenefitsCorp Equities, Inc.

                                    Issued by
                   Great-West Life & Annuity Insurance Company
Overview

This prospectus describes the Maximum Value Plan--an individual flexible premium deferred variable annuity contract issued by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A). The Maximum Value Plan provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions that you select. When you participate in the Maximum Value Plan you are issued a contract, to which we will refer throughout this prospectus as the "Contract."


Who Should Invest

The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. The Contract can be used to fund an Individual Retirement Annuity ("Annuity IRA") or for other long-term investment purposes.


Allocating Your Money

You can allocate your money among 23 Investment Divisions of Maxim Series Account ("Series Account"). Each Investment Division invests all of its assets in one of 23 corresponding mutual funds (Eligible Funds). Each Eligible Fund is offered by one of the following fund families: Maxim Series Fund, Inc. or Fidelity Variable Insurance Products II Contrafund(R). Following is a list of the Eligible Funds:


Maxim Series Fund, Inc.:


Maxim Money Market Portfolio

Maxim Bond Portfolio


Maxim Bond Index Portfolio

Maxim Stock Index Portfolio


Maxim U.S. Government Securities Portfolio

Maxim Index 600 Portfolio


Maxim Ariel Mid-Cap Value Portfolio


Maxim INVESCO Balanced Portfolio

Maxim INVESCO Small-Cap Growth Portfolio

Maxim INVESCO ADR Portfolio

Maxim T. Rowe Price Equity/Income Portfolio

Maxim Loomis-Sayles Bond Portfolio

Maxim Ariel Small-Cap Value Portfolio

Maxim Value Index Portfolio

Maxim Growth Index Portfolio

Maxim Founders Growth & Income Portfolio

Maxim T. Rowe Price MidCap Growth


Maxim Aggressive Profile I Portfolio

Maxim Moderately Aggressive Profile I Portfolio

Maxim Moderate Profile I Portfolio

Maxim Moderately Conservative Profile I Portfolio

Maxim Conservative Profile I Portfolio

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Contrafund(R)



You can also select a fixed option, in which case your money will be allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Payment Options

The Contract offers a variety of annuity payment options. The annuity payment options you select may be payable on a fixed, variable or a combination basis. Under a variable annuity payment option, annuity payments will continue to reflect the investment performance of the Investment Divisions you select. Payments can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time, depending on your needs and circumstances.

For more information, please contact:
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
800-228-8706


This Prospectus presents important information you should read before purchasing the Contract. Please read it carefully and retain it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information (SAI) dated May 1, 2002, which has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. The SAI's table of contents may be found on the last page of this prospectus. The SAI, material incorporated by reference, and other information regarding us, may be obtained without charge by contacting Great-West at the above address or phone number, or, by visiting the Securities and Exchange Commission's Web site at http:\\www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                         The date of this prospectus is May 1, 2002.









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                                        3

Table of Contents

Definitions...........................................................................4
Key Features of the Contract..........................................................7
Fee Table.............................................................................9
        Eligible Fund Annual Expenses.................................................9
        Examples.....................................................................11
Condensed Financial Information......................................................12
Great-West Life & Annuity Insurance Company and the Series Account.................. 12
The Eligible Funds...................................................................13
Application and Initial Contributions................................................18
Ongoing Contributions................................................................19
Annuity Account Value................................................................19
Transfers............................................................................20
        Automatic Custom Transfers...................................................20
        Telephone/Internet Transactions..............................................22
Cash Withdrawals.....................................................................22
Death Benefit........................................................................23
Charges and Deductions...............................................................25
Payment Options......................................................................27
        Periodic Payments............................................................27
        Periodic Payment Options.....................................................27
Annuity Payments.....................................................................28
        Annuity Commencement Date....................................................28
        Annuity Payment Options......................................................28
        Variable Annuity Payment Provisions..........................................30
Federal Tax Matters..................................................................31
Assignments or Pledges...............................................................35
Performance Data.....................................................................36
Distribution of the Contracts........................................................38
Voting Rights........................................................................38
Rights Reserved by Great-West........................................................38
Adding and Discontinuing Investment Options..........................................39
Substitution of Investments..........................................................39
Legal Matters........................................................................40
Available Information................................................................40
Appendix A:  Condensed Financial Information.........................................41
Appendix B:  Calculation of the Net Investment Factor................................47



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and if given or made, such other information or representations must not be relied upon.

                  The Contract is not available in all states.





Definitions

Accumulation Period
The period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing money to the Contract.

Accumulation Unit
An accounting measure used to determine your Variable Account Value during the Accumulation Period.

Administrative Offices
The administrative offices of Great-West located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Annuitant

The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise, the Owner will be the Annuitant.


Annuity Commencement Date
The date payments begin under an annuity payment option.

Annuity Account

An account established by us in your name that reflects all of your account activity under the Contract.


Annuity Account Value
The sum of the Variable and Guaranteed Sub-Account Values less any withdrawals, amounts applied to an annuity option, periodic payments, charges deducted under the Contract and any applicable Premium Tax.

Annuity Payment Period
The period beginning on the Annuity Commencement Date during which we make annuity payments.

Annuity Unit
An accounting measure used to determine the amount of each variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan
A plan that allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.

Beneficiary

The person(s) you designate to receive any death benefit that may become payable under the Contract.


Contributions
Amounts you pay to purchase a Contract.

Contingent Owner
The person entitled to all rights and benefits under the Contract when the Owner dies, if there is no Joint Owner, as long as the Annuitant is living.

Effective Date

The date the initial Contribution is credited to your Annuity Account on.


Eligible Fund

A mutual fund an Investment Division invests all of its assets in.


Guaranteed Account Value
The sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Guaranteed Sub-Account

The sub-division(s) of the Annuity Account your account allocations to the fixed-return option are credited to. You receive a fixed rate of return on amounts allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Individual Retirement Annuity ("Annuity IRA")
An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").


Investment Division

The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contract value allocated Contract value will reflect the investment performance of the corresponding Eligible Funds.


Owner (Joint Owner) or You

The person(s) named in the application that is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an Annuity IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named.


Premium Tax

A tax charged by a state or other local governmental authority in connection with your Contract.


Request

Any request either written, by telephone, or electronic that is in a form satisfactory to Great-West and received at our Administrative Offices.


Series Account

The segregated investment account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and consists of the individual Investment Divisions.


Surrender Charge
A charge you pay upon withdrawing all or a portion of your Annuity Account Value. This charge is assessed as a percentage of the amount withdrawn based on the number of years you have held the Contract.

Surrender Value
The Annuity Account Value less any applicable Surrender Charge on the effective date of the surrender.

Transaction Date
The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit Requests for transactions by automated voice response unit or by fully automated computer link.

Transfer
When you move your Annuity Account Value between and among the Investment Division(s) and/or the Guaranteed Sub-Account(s).

Valuation Date
A date on which we calculate the value of the Investment Divisions. This Calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). The day after Thanksgiving is a Valuation Date.

Variable Account Value
The total value of your Variable Sub-Accounts. This is based on the amounts you have allocated to the Investment Divisions and will reflect the investment performance of the Eligible Funds, less all applicable charges and taxes.

Variable Sub-Accounts
An account we maintain for you that reflects the value credited to you from an Investment Division.











                     [This space intentionally left blank.]










Key features of the Contract


Following are some of the key features of the Contract. These topics are discussed in more detail throughout the prospectus, so please be sure to read through it carefully.


How to Invest
You must complete an application and pay by check or through an Automatic Contribution Plan.


The minimum initial Contribution is:
o       $5,000; or
o       $2,000 if an Annuity IRA
The minimum ongoing Contribution is:
o       $500; or

o       $50 if made via Automatic Contribution Plan

Allocation of Your Contributions
Your initial Contribution and any subsequent Contributions will be allocated to the Investment Divisions based on the instructions you provide in the application. You can change your allocation instructions at any time by Request.

Free Look Period

The Contract provides for a "free look" period that allows you to cancel your Contract generally within 10 days (30 days for replacement policies) of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to our Administrative Offices. The cancellation is not effective unless we receive a notice that is postmarked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and all Contributions, less surrenders and withdrawals, will be refunded to you.


A Wide Range of Investment Choices

The Contract gives you an opportunity to select among 23 different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment objectives.


The distinct investment objectives and policies of each Eligible Fund are fully described in the individual fund prospectuses. You can obtain the prospectus for any Eligible Fund by contacting Great-West.

The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of the underlying Eligible Fund. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Charges and Deductions Under the Contract You pay the following charges under the Contract:

        o  An annual contract maintenance charge
        o  A mortality and expense risk charge

You may also have to pay:
        o A Surrender Charge (if you withdraw Annuity Account Value within 7 years after purchasing the Contract)
        o  A Premium Tax (depending on your state of residence)


In addition, you indirectly pay for management fees and other expenses relating to the Eligible Funds when you allocate your money to the corresponding Investment Division.


Making Transfers
You may Transfer among the Investment Divisions and between the Investment Divisions and the Guaranteed Sub-Account(s) as often as you like prior to the Annuity Commencement Date. There are certain restrictions on Transferring from a Guaranteed Sub-Account to the Investment Divisions, which are more fully described in your Contract.

Full and Partial Withdrawals
You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date or the Annuitant's or Owner's death.


Withdrawals may be taxable, and if made prior to age 59 1/2, subject to an additional 10% federal tax early withdrawal penalty.


There is no limit on the number of withdrawals you can make, however, the withdrawals may be subject to a Surrender charge.

Payment Options

A wide range of annuity payment options is available to provide flexibility in choosing an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed or combination basis. Under a variable payment arrangement, the annuity payments you receive continue to reflect the performance of the Investment Divisions you select.


Death Benefit
The amount of the death benefit, if payable before the Annuity Commencement Date and before age 75, will be the greater of: o the Annuity Account Value on the date of death, less any applicable Premium Tax; or o the sum of Contributions paid, less any withdrawals or periodic payments and any applicable Premium Tax.


The amount of death benefit payable before the Annuity Commencement Date, and after age 75, will be the amount of the Annuity Account Value on the date of death, less any applicable Premium Taxes.



                                    Fee Table

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Series Account and the Eligible Funds.

Contract Owner transaction expenses
Sales load                                     None
Surrender Charge                               7% maximum
Transfer fee                                   None
Annual contract maintenance charge             $27.00

Series Account annual expenses

(As a percentage of average Variable Sub-Account assets)
Mortality and expense risk charge              1.25%


Eligible Fund Annual Expenses


           Eligible Fund Annual Expenses as of December 31, 2001 (As a
        percentage of Eligible Fund average net assets, after waivers and reimbursements)


                   Portfolio                       Management    Other      Total Eligible Fund
                                                      fees       expenses     Annual Expenses

Maxim INVESCO ADR(1)                                  1.00%        .14%             1.14%
Maxim INVESCO Small-Cap Growth(2)                      .95%        .12%             1.07%
Maxim Index 600                                        .60%          0%               60%
Maxim Ariel Small-Cap Value(3)                        1.00%        .10%             1.10%
Maxim T. Rowe Price MidCap Growth                     1.00%        .05%             1.05%
Maxim Ariel Mid-Cap Value(4)                           .95%        .15%             1.10%
Maxim Founders Growth & Income(5)                     1.00%        .15%             1.15%
Maxim Growth Index                                     .60%          0%               60%
Maxim Stock Index                                      .60%          0%              .60%
Maxim T. Rowe Price Equity/Income                      .80%        .08%              .88%
Maxim Value Index                                      .60%          0%               60%
Fidelity VIP II Contrafund(R)(6)                       .57%        .09%               66%
Maxim INVESCO Balanced                                1.00%        .00%             1.00%
Maxim Loomis-Sayles Bond                               .90%          0%              .90%
Maxim Bond                                             .60%          0%              .60%
Maxim Bond Index                                       .50%          0%              .50%
Maxim U.S. Government Securities                       .60%          0%              .60%
Maxim Money Market                                     .46%          0%              .46%
Maxim Aggressive Profile I+                            .25%          0%              .25%
Maxim Moderately Aggressive Profile I+                 .25%          0%              .25%
Maxim Moderate Profile I+                              .25%          0%              .25%
Maxim Moderately Conservative Profile I+               .25%          0%              .25%
Maxim Conservative Profile I+                          .25%          0%              .25%





1 For the Maxim INVESCO ADR Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

2 For the Maxim INVESCO Small-Cap Growth Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

3 For the Maxim Ariel Small-Cap Value Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

4 For the Maxim Ariel MidCap Value Portfolio, "Other Expenses" were lower than the figure shown by 0.03% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

5 For the Maxim Founders Growth & Income Portfolio, "Other Expenses" were lower than the figure shown by 0.04% due to a voluntary waiver by the Investment Adviser. The Investment Adviser can terminate this voluntary waiver at any time.

6 A portion of the brokerage commissions was used to reduce the Fund's expenses. In addition the Fund has entered into arrangements with its custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Eligible Fund Annual Expenses presented in the table would have been .65% for the Fidelity VIP II Contrafund(R).

+ Each Maxim Profile I Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I - 0.95% to 1.52%; Maxim Moderately Aggressive Profile I - 0.91% to 1.38%; Maxim Moderate Profile I - 1.04% to 1.40%; Maxim Moderately Conservative Profile I - 0.93% to 1.37%; Maxim Conservative Profile I - 0.96% to 1.34. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.

                                  Minimum Total Maxim Series      Maximum Total Maxim Series
                                  Fund Annual Expenses            Fund Annual Expenses

Maxim Aggressive Profile I                    0.95%                           1.52%
Maxim Moderately Aggressive                   0.91%                           1.38%

Profile I

Maxim Moderate Profile I                      1.04%                           1.40%
Maxim Moderately Conservative                 0.93%                           1.37%

Profile I

Maxim Conservative Profile I                  0.96%                           1.34%










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EXAMPLES - If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

--------------------------------------------- ------------ ------------ ------------ ------------

Investment Divisions                            1 Year       3 Year       5 Year       10 Year
Maxim Money Market                                $83         $109         $138         $261
Maxim Bond Index                                  $84         $110         $141         $267
Maxim Bond
Maxim Stock Index
Maxim U.S. Government Securities
Maxim Value Index
Maxim Growth Index
Maxim Index 600                                   $85         $113         $146         $280
Maxim Ariel Mid-Cap Value                         $89         $129         $174         $346
Maxim INVESCO Small-Cap Growth                    $89         $128         $173         $342

Maxim INVESCO Balanced                            $88         $125         $169         $333
Maxim Ariel Small-Cap Value                       $89         $129         $174         $346
Maxim INVESCO ADR                                 $90         $130         $177         $351
Maxim T. Rowe Price Equity/Income                 $87         $122         $162         $318
Maxim Loomis-Sayles Bond                          $87         $122         $163         $320
Maxim Founders Growth & Income                    $90         $130         $177         $353
Maxim T. Rowe Price MidCap Growth                 $89         $127         $172         $340
Maxim Aggressive Profile I                        $94         $144         $201         $408
Maxim Moderately Aggressive Profile I             $94         $144         $201         $408
Maxim Moderate Profile I                          $94         $144         $201         $408
Maxim Moderately Conservative Profile I           $94         $144         $201         $408
Maxim Conservative Profile I                      $90         $130         $177         $353
Fidelity VIP II Contrafund(R)                     $85         $115         $150         $289

--------------------------------------------- ------------ ------------ ------------ ------------

If you do not surrender your Contract, or if you elect to take annuity payments at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

--------------------------------------------- ------------ ------------ ------------ ------------

Investment Divisions                            1 Year       3 Year       5 Year       10 Year
Maxim Money Market                                $18          $59         $107         $261
Maxim Bond Index                                  $19          $61         $109         $267
Maxim Bond, Maxim Stock Index, Maxim U.S.

Government Securities, Maxim Value Index,

Maxim Growth Index and Maxim Index 600            $20          $64         $115         $280
Maxim Ariel Mid-Cap Value                         $25          $80         $144         $346
Maxim INVESCO Small-Cap Growth                    $24          $79         $142         $342

Maxim INVESCO Balanced                            $24          $77         $138         $333
Maxim Ariel Small-Cap Value                       $25          $80         $144         $346
Maxim INVESCO ADR                                 $25          $81         $146         $351
Maxim T. Rowe Price Equity/Income                 $23          $73         $131         $318
Maxim Loomis-Sayles Bond                          $23          $74         $132         $320
Maxim Founders Growth & Income                    $25          $82         $147         $353
Maxim T. Rowe Price MidCap Growth                 $24          $78         $141         $340
Maxim Aggressive Profile I                        $29          $94         $167         $399
Maxim Moderately Aggressive Profile I             $28          $89         $159         $382
Maxim Moderate Profile I                          $28          $90         $161         $384
Maxim Moderately Conservative Profile I           $28          $89         $159         $380
Maxim Conservative Profile I                      $27          $88         $157         $377
Fidelity VIP II Contrafund(R)                     $20          $66         $119         $289

--------------------------------------------- ------------ ------------ ------------ ------------

These examples, including the performance rate assumed, should not be considered representations of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than that shown.




The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Series Account as well as the expenses of the Eligible Funds.



Condensed Financial Information

A table showing selected information concerning Accumulation Units for each Investment Division is attached as Appendix A. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is also included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.


Great-West Life & Annuity Insurance Company and the Series Account

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, Great-West re-domesticated and is now organized under the laws of the state of Colorado. Great-West is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.


Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is, in turn, a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.


The Series Account

Great-West originally established the Series Account under Kansas law on June 24, 1981. The Series Account now exists under Colorado law as a result of our redomestication. The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. This registration does not involve supervision of the management of the Series Account or Great-West by the Securities and Exchange Commission.


We do not guarantee the investment performance of the Investment Divisions. The portion of your Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, the Owner bears the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division without regard to other income, capital gains or capital losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of Great-West.


The Series Account currently has 23 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of one Eligible Fund. If we decide to make additional Investment Divisions available to Owners of the Contracts, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.



The Eligible Funds


Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund.

Each Eligible Fund is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.


Investment advisers that manage publicly traded mutual funds with similar names and investment objectives have established some of the Funds. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.


The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy:

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.



Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are believed to be undervalued but demonstrate a strong potential for growth.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests in a combination of common stocks and fixed income securities, including preferred stocks, convertible securities and bonds. Under normal circumstances, the portfolio invests a majority of its total assets in common stocks and approximately one-third of its assets in investment grade debt securities.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest in at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 35% in equity securities of companies with market capitalizations in excess of $2.5 billion.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of well-established companies paying above-average dividends.

Maxim Loomis-Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds of any maturity. It may also invest up to 20% in preferred stocks, convertible preferred stocks, or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $2 billion at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth, focusing on issuers with market capitalizations under $2 billion at the time of purchase.

Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.


Maxim Growth Index Portfolio seeks investment results that, before fees, track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1

1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.


Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies. Large companies are generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index (approximately $109.3 million to $15.7 billion as of December 31, 2001), emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.


Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, though income is a secondary consideration.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.


Fidelity Variable Insurance Products II Fund

Fidelity VIP II Contrafund(R) seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.



Eligible Fund Investment Advisers


GW Capital Management, LLC (d.b.a. Maxim Capital Management, LLC) ("MCM") is the adviser to Maxim Series Fund, Inc. Maxim Capital is a wholly owned subsidiary of Great-West located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.



Fidelity Management & Research Company is the adviser to Fidelity Variable Insurance Products II Fund. Fidelity Management & Research Company is located at 2 Devonshire Street, Boston, Massachusetts 02109.


Maxim Series Fund Sub-Advisers


MCM hires sub-advisers to manage the investment and reinvestment of the assets of some of the portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Corporation ("Ariel") is the sub-adviser to the Maxim Ariel Mid-Cap Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 307 N. Michigan Avenue, Chicago, Illinois 60601.

Barclays Global Fund Advisors ("Barclays") is the sub-adviser to the Maxim Stock Index, Maxim Index 600, Maxim Value Index and Maxim Growth Index Portfolios. Barclays is located at 45 Fremont Street, San Francisco, California 94105.

Founders Asset Management, LLC. ("Founders") is the sub-adviser of the Maxim Founders Growth & Income Portfolio. Founders is located at 2930 East Third Avenue. Denver, CO 80206.

INVESCO Global Asset Management (N.A.), Inc. is the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1315 Peachtree Street, Atlanta, Georgia 30309.


INVESCO Funds Group, Inc. is the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Funds Group, Inc. is located at 7800 E. Union Avenue, Denver, Colorado 80237.


Loomis, Sayles & Company, LP ("Loomis Sayles") is the sub-adviser to the Maxim Loomis-Sayles Bond Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts

02111.


T. Rowe Price Associates, Inc. ("T. Rowe Price") is the sub-adviser to the Maxim
T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund advisers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated investment objectives.

Reinvestment
All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.

Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-228-8706, or by writing to Great-West's Administrative Offices, 8515 East Orchard Road, Greenwood Village, Colorado 80111. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.



Application and Initial Contributions



The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:


o       $5,000; or
o       $2,000 if an Annuity IRA

All Contributions should be made by check (payable to Great-West) or via an Automatic Contribution Plan.

An Automatic Contribution Plan allows you to make automatic scheduled Contributions. Contributions will be withdrawn from a designated pre-authorized bank account and automatically credited to your Annuity Account.

If your application is complete and your check for the initial Contribution is included (or you have made your initial Contribution via the Automatic Contribution Plan), your Contract will be issued. Your initial Contribution will be credited within two business days after receipt at Great-West's Administrative Offices. Acceptance is subject to our receiving sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you the application and the initial Contribution unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.


During the 10 day (or longer where required by law) free look period you may cancel your Contract. During the free look period, all Contributions will be allocated according to your written allocation instructions as specified in the application.

Any returned Contracts will be void from the start and all Contributions received, less any withdrawals, will be refunded to you.


If you exercise the free look privilege, you must return the Contract to Great-West's Administrative Offices. We must receive it in person or postmarked prior to the end of the free look period.

Ongoing Contributions
You can make additional Contributions at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least:


o       $500; or

o       $50 if made via an Automatic Contribution Plan.

You may make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, your Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each valuation period by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive Valuation Dates. On the day after Thanksgiving, transactions submitted other than by KeyTalk(R), or through the Internet will not be processed.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.


Transfers
In General

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Variable and Guaranteed Sub-Accounts by telephone, by sending a Request to Great-West's Administrative offices, by calling KeyTalk(R) - the voice response unit at 1-800-701-8255, or through the Internet at http://www.benefitscorp.com.


Your Request must specify:
o       the amounts being Transferred,
o the Investment Division(s) or Guaranteed Sub-Account(s) from which the Transfer is to be made, and
o the Investment Division(s) or Guaranteed Sub-Account(s) that will receive the Transfer.

If Great-West receives a Transfer Request within 30 days of the Annuity Commencement Date, Great-West may delay the Annuity Commencement Date by up to 30 days.


Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

A Transfer will be effective on the Transaction Date.

A Transfer from the Guaranteed Sub-Account shall be subject to any limitations or charges set forth in the Contract.

Possible Restrictions

We reserve the right, without prior notice, to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and Internet Transfers) at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs that must be borne by you.


Although you are permitted to make Transfers by telephone or via the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as par of a dollar averaging strategy. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Transaction Date you select, one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.


If there are insufficient funds in the applicable Variable Sub-Account on the date that your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.


Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and
    (3) the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money.

You may terminate dollar cost averaging at any time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.

Rebalancer
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Divisions, your asset allocation percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Transaction Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. Rebalancer will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

o   Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop Rebalancer at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Telephone/Internet Transactions
You may make Transfer Requests by telephone by using KeyTalk(R), or via the Internet at http://www.benefitscorp.com.

We will use reasonable procedures in monitoring and accepting Transfer Requests such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Telephone instructions we reasonably believe to be genuine will be your financial responsibility.

We reserve the right to suspend these privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to Great-West's Administrative Offices. Withdrawals are subject to the rules below; and federal and state tax laws may also apply. The amount payable to you if you withdraw all of your Annuity Account Value is your Annuity Account Value, less any applicable Surrender Charge on the effective date of the withdrawal (and any applicable Premium Tax).

The following terms apply to withdrawals:

o    No withdrawals may be made after the Annuity Commencement Date.
o If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount Requested (any applicable Surrender Charge would be subtracted from the amount Requested).
o Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made, otherwise your Request will not be processed.
o If your remaining Annuity Account Value, after any partial withdrawal, is less than $2,000, then we may, at our discretion require you to withdraw the entire amount.
o If a partial withdrawal is made within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by 30 days.

o Proceeds will generally be paid in one lump sum within 7 days of the Transaction Date, though payment of proceeds may be delayed for a period in excess of 7 days as permitted by the 1940 Act.


Withdrawal Requests must be in writing. If your instructions aren't clear, your Request will be denied and your withdrawal will not be processed.

After a withdrawal of all of your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable. If your Annuity Account Value exceeds your investment in the Contract, then you may be subject to income tax on withdrawals made from your Annuity Account. Additionally, the Internal Revenue Code states that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals.


The Internal Revenue Code generally requires us to withhold federal income tax from withdrawals and report the withdrawals to the IRS. However, you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal that is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal. Some states also require withholding for state income taxes.

If you are interested in this Contract as an Annuity IRA, please refer to
Section 408 of the Internal Revenue Code for limitations and restrictions on cash withdrawals.


Death Benefit
Death Benefit Payments--After Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments--Before Annuity Commencement Date
If the Owner of the Contract or the named Annuitant dies before the Annuity Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.

Death of Owner-Annuitant Before the Annuity Commencement Date

If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. If the Owner-Annuitant dies before the Annuity
Commencement Date and the surviving spouse of the Owner-Annuitant is not the sole Beneficiary, then Great-West will pay the death benefit under the Contract to the Beneficiary.


Death of Non-Annuitant Owner Before the Annuity Commencement Date

If the Owner of the Contract who is not the Annuitant dies before the Annuity Commencement Date, Great-West will pay the death benefit described under the Contract as follows:


   (a)    First, to the surviving Joint Owner.
   (b)    If there is no surviving Joint Owner, then to the Contingent Owner.
   (c)    If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract.


Death of Non-Owner Annuitant Before the Annuity Commencement Date

If a Non-Owner Annuitant dies before the Annuity Commencement Date, Great-West will pay the death benefit under the Contract to the Beneficiary.


Death Benefit Computation and Procedure
If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date and before reaching age 75, the death benefit will be the greater of:

 o the Annuity Account Value as of the date of death, less any applicable Premium Tax; or
 o the sum of Contributions paid, less partial withdrawals and periodic payments, less any applicable Premium Tax.

If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date, but after reaching age 75, the death benefit will be the Annuity Account Value as of the date of death, less any applicable Premium Tax. No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either:

        o  new allocation instructions are requested by the Beneficiary; or
        o  the death benefit is actually paid to the Beneficiary


The death benefit will become payable following receipt by Great-West of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:


        o  payment in a single sum; or
        o  payment under any of the payment options provided under the Contract.


Any payment of benefits under the Contract must satisfy the requirements of the Internal Revenue Code and any other applicable federal or state laws, rules or regulations. All distributions of death benefits upon a Non-Annuitant Owner's death from a contract purchased on a non-tax qualified basis ("Non-Qualified Contract") before the Annuity Commencement Date (or upon the death of a Non-Owner Annuitant if the Owner is a non-individual entity, such as a trust or estate) must be made pursuant to IRC ss.72(s). These requirements are met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to payments due to non-individual entities. However, if the person entitled to receive payments required under IRC ss.72(s) is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death. Payments may be paid over a period not exceeding the life or life expectancy of such person. Distributions made to a Beneficiary upon the Contract Owner's death from an Annuity IRA must be made pursuant to IRC ss.401(a)(9).



Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, unless you indicate otherwise, they will share equally in any death benefit payable.


You may, at any time, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by Great-West's Administrative Offices, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.


The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate.

Charges and Deductions

No amounts will be initially directly deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested based on your allocation instructions.


You pay the following charges under the Contract:

o       a Contract Maintenance Charge, and
o       a mortality and expense risk charge.

You may also pay:
o a Surrender Charge (only for withdrawals within the first 7 Contract years), and
o deductions for Premium Tax (only if applicable depending on your state of residence).

You also indirectly bear the expenses of the Eligible Funds.

Contract Maintenance Charge
Prior to the Annuity Commencement Date, you will pay a $27 annual Contract Maintenance Charge from your Annuity Account Value. This charge partially covers our costs for administering the Contracts and the Series Account.

The Contract Maintenance Charge is deducted on a proportionate basis from all your Variable and Guaranteed Sub-Accounts.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) for our assumption of certain mortality and expense risks under the Contract.

o The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Contract.

o The expense risk assumed is the risk that our actual expenses in administering the Contract and the Series Account will be greater than anticipated.

This is a daily charge equal to an effective annual rate of 1.25% of the value of your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 1.25%.

The Mortality and Expense Risk Charge is reflected in the unit values of the Variable Sub-Accounts. This charge will continue to be applicable should you choose a variable annuity payment option or a periodic payment option.

Premium Tax
We may be required to pay state Premium Taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date.

The applicable Premium Tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by the respective state legislatures, by administrative interpretations or by judicial acts. Such Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance laws, tax laws and status of Great-West in these states when Premium Taxes are incurred.

Surrender Charge
We deduct a Surrender Charge for certain partial or total withdrawals. The Surrender Charge will cause the amount received to be less than the amount requested for withdrawal. A Surrender Charge "Free Amount" may be applied in some circumstances.
o The Surrender Charge "Free Amount" is an amount against which the Surrender Charge will not be assessed.
o The Free Amount is equal to 10% of the Annuity Account Value as of December 31 of the previous calendar year.
o    Only one Free Amount is available in each calendar year.
o The Free Amount will be applied to the first withdrawal made in each year. If the Free Amount is not exhausted with the first withdrawal any remainder is lost for that year.

We will not deduct the Surrender Charge in the following instances:
o    you Request an annuity  option with a payment period of at least 36 months;
     or
o you Request a periodic payment option (in accordance with the applicable periodic payment restrictions); or
o the withdrawal is due to a medical condition requiring your confinement to an eligible nursing home for 90 consecutive days.


The Surrender Charge is equal to the percentage of the amount distributed less the Free Amount based on the table below:

 Contract Years Completed        Percentage of
                                 Distribution
            1                         7%
            2                         6%
            3                         5%
            4                         4%
            5                         3%
            6                         2%
            7                         0%


Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflects the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.


Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Payment Options
Periodic Payments
You may request that all or part of the Annuity Account Value be applied to a periodic payment option.

In requesting periodic payments, you must elect:

o  The payment frequency of either 12-, 6-, 3- or 1-month intervals
o  A payment amount--a minimum of $50 is required
o  The calendar day of the month on which payments will be made
o  One payment option
o  The   allocation   of  payments   from  the  Variable   and/or   Guaranteed
   Sub-Account(s)  as  follows:
        1) Prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account; or
        2)      Select the  Investment  Division(s)from  which payments
                will  be  made.  Once  the  Investment   Division(s)  have
                been depleted, Great-West will automatically prorate the remaining payments unless you Request the selection of another
                 Investment Division(s).

While periodic payments are being received:

o You may continue to exercise all contractual rights that are available prior to electing a payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o   Charges and fees under the Contract continue to apply.
o   The Surrender Charge does not apply to the periodic payments.
    However, if a partial withdrawal is made during the time you participate in periodic payments, a Surrender Charge and other Contract charges, as applicable, will be deducted and the Free Amount will not apply.

Periodic payments will cease on the earlier of:

o the date the amount elected to be paid under the option selected has been reduced to zero.

o    the Annuity Account Value is zero.
o    You Request that withdrawals stop.
o    You or the Annuitant dies.


Periodic Payment Options
If you choose to receive payments from your Contract through periodic payments, you must select from the following payment options.

Option 1--Income for a specified period (at least 36 months)
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 -Interest Only
The payments will be based on the amount of the interest credited to the Guaranteed Sub-Account(s) between each payment. Available only if 100% of the account value is invested in the Guaranteed Sub-Account.

Option 4 --Minimum distribution

If you are using this Contract as an Annuity IRA, you may Request minimum distributions as specified under Internal Revenue Code Section 401(a)(9).


Option 5 - Any Other Form (at least 36 months)
Any other form of periodic payment which is acceptable to Great-West.

If periodic payments cease, you may resume making Contributions, at which time the Surrender Charge Free Amount will be in effect. However, we may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

Annuity Payments

Annuity Commencement Date

You choose the date you'd like annuity payments to start when you purchase the Contract. Endorsements, or applicable law, may control the Annuity Commencement Date and options available for IRAs.

Under the Contract, there is no required Annuity Commencement Date. The Annuity Commencement Date is the date specified as such on the application.

The Annuity Commencement Date may be changed by the Owner, or by the Beneficiary upon the death of the Owner, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

Under the Individual Retirement Annuity Endorsement (if the Contract is used to fund an Annuity IRA), the Annuity Commencement Date must, to avoid the imposition of an excise tax, not be later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2.


You may change your Annuity Commencement Date at any time prior to 30 days before an Annuity Commencement Date you already selected. If you have not elected a payment option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in the Guaranteed Sub-Account(s) will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years


Under the Internal Revenue Code, a Contract purchased and used in connection with an Individual Retirement Account is subject to complex "minimum distribution" requirements. Minimum distribution requirements require distributions to begin under such a plan by a specific date, and that the entire interest must be distributed within certain specified periods. The application of the minimum distribution requirements varies according to your age and other circumstances. If you're using this annuity as an IRA, you should consider consulting a competent tax adviser regarding the application of the minimum distribution requirements.


Annuity Payment Options
You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before an Annuity Commencement Date you previously selected.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Payments to be made under the annuity payment option you select must be at least $50. We reserve the right to make payments using the most frequent payment interval that produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.


If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may deduct the difference with interest to the next payment. This interest is at an annual effective rate that will not be less than a Guaranteed Interest Rate.


Option 1--Income of specified amount
(Available as fixed payments only)
The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Option 2--Income for a specified period
(Available as fixed payments only)
Payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Option 3--Life annuity with guaranteed period
This option provides annual, semi-annual, quarterly or monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. This option is available on either a variable or fixed dollar payment basis.

Option 4--Life annuity
This option provides for annual, semi-annual, quarterly or monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. This option is available on either a variable or fixed dollar payment basis.

Option 5 - Any other form
Any other form of fixed or variable annuity payment which is acceptable to Great-West.

Variable Annuity Payment Provisions

Amount of first payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed interest return ("AIR") of 5%.

Annuity units
The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Annuity Unit Value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

Amount of payments after the first payment
After the first payment, future payments will vary depending upon the investment experience of the Variable Sub-Accounts. Your payments will increase in amount over time if the Investment Division(s) you select earn more than 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers after the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may continue to be made among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Other restrictions
Once payments start under the annuity payment option you select:

o       no changes can be made in the annuity form,
o       no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" for details.

Federal Tax Matters
Introduction
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction.


This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. We make no representation as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased as a Non-Qualified Contract or purchased as an Annuity IRA. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Owner, or the Beneficiary, may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.


Taxation of Annuities

In General

Section 72 of the Internal Revenue Code governs the taxation of the Contracts. You, as a "natural person" will not generally be taxed on increases (if any) in the value of your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or an annuity payment under an annuity payment form). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a withdrawal of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (e.g., a corporation), the Contract will not be treated as an annuity contract for federal tax purposes (other than for purposes of the taxation of life insurance companies). Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person.


The rule also does not apply in the following circumstances:

o   Where the Contract is acquired by the estate of a decedent.
o   Where the Contract is an Annuity IRA.
o   Where the Contract is a qualified funding asset for a structured settlement.
o Where the Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excluded from income. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic payment option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.


Annuity payments
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds an allocable portion of the "investment in the contract" will be taxed. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:


o    Made on or after the date on which the Owner attains age 59 1/2,
o Made as a result of the death or disability of the Owner under the Contract,
o Received in substantially equal periodic payments (at least annually) for your life expectancy or the joint life expectancies of you and the Beneficiary,
o    Received under an immediate annuity.


Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of death benefit proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, however, the Surrender Charge will not apply.
o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution at death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

1. If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of your death.

2. If you die before annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to an individual Beneficiary, the distributions may be paid over the life of that individual Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in force in the name of your spouse.


If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.


Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to the rules in Section 401(a)(9) of the Internal Revenue Code and the regulations thereunder.


Diversification of Investments


For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Investment Divisions must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or an Investment Division failed to comply with the diversification standards, a Non-Qualified contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the Contributions to the Contract.

Although Great-West may not control the investments of the Investment Divisions or the Eligible Funds, it expects that the Investment Divisions and the Eligible Funds will comply with such regulations so that the Investment Divisions and Eligible Funds will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or an Investment Division to be deemed to be adequately diversified.


Owner Control


In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a non-qualified variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by those investments. Great-West does not believe that an Owner of a Non-Qualified contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Non-Qualified Contact as may be required to maintain favorable tax treatment.


Transfers, assignments or exchanges

A transfer of ownership of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this prospectus. If you are contemplating any of these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution. You should consult a tax adviser before purchasing more than one Contract.

Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from Annuity IRAs are subject to mandatory federal income tax withholding.


Section 1035 exchanges
Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

Individual Retirement Annuities

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" to an Annuity IRA following the rules set out in the Internal Revenue Code. If you purchase this Contract asan Annuity IRA, you will be provided with supplemental information and you have the right to revoke your purchase within seven days of purchasing the Annuity IRA.

If a Contract is an Annuity IRA you must be the Annuitant and the Owner. In addition, if a Contract is an Annuity IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use as an Annuity IRA.


When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an Annuity IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest monies qualifying for different annuity tax treatment under the Internal Revenue Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

Assignments or Pledges
Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant, however, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.


If a non-qualified Annuity IRA is assigned, the interest of the assignee has priority over you and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.


A copy of any assignment must be submitted to our Administrative Offices. Any assignment is subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.

Performance Data
From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


The yield calculations do not reflect the effect of any Surrender Charge or any Premium Tax that may be applicable to a particular Contract. To the extent that any Surrender Charge or Premium Taxes are applicable to a particular Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information. For the 7-day period ending December 31, 2001, the Yield and Effective Yield was:


 Investment Division     Yield    Effective
                                    Yield

  Maxim Money Market     0.57%      0.57%

The following table illustrates standardized and non-standardized average annual total return for one, five and ten-year periods (or since inception, as appropriate) ended December 31, 2001. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract including the applicable Surrender Charge. The standardized data is calculated from the inception date of an Investment Division. The non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.


Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives, policies and characteristics of the Eligible Funds and the market conditions during the given time period. It should not be considered as a representation of future investment performance.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standardized and nonstandardized total returns for the Investment Divisions.

Reports and promotional literature may also contain other information including
(1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.






                     [This space intentionally left blank.]












Average Annual Total Return for the period ended December 31, 2001

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
                                   Eligible     Investment    One Year  Five       Ten Years    Ten Years
        Investment Division           Fund       Division                Years       or if     or if less,
                                   Inception   Inception in                          less,       Life of

                                                  Series                            Life of     Underlying
                                                  Account                         Investment     Eligible

                                                                                   Division        Fund
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Bond                        7/1/82      09/19/94      -0.93     3.67%       4.78%        4.58%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Stock Index                 7/1/82      01/06/95     -18.28%    8.30%      12.78%        10.72%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim U.S. Government             4/8/85      01/18/95      -0.95%    4.75%       5.50%        5.42%
   Securities

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Index 600                  12/1/93       9/19/94      -2.14%    7.23%      10.12%        8.75%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Ariel Mid-Cap Value        12/31/93      9/19/94      9.32%     14.16%     15.24%        14.01%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Loomis-Sayles Bond         11/1/94      08/08/95      -5.12%    3.67%       7.45%        7.63%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim INVESCO Balanced           10/1/96       10/1/96     -18.58%    6.45%       6.40%        6.40%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Ariel Small-Cap Value      12/1/93      03/09/95      6.98%     11.76%     11.23%        13.54%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim INVESCO Small-Cap          11/1/94      01/06/95     -28.66%    9.25%      14.48%        14.39%
   Growth

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim T. Rowe Price              11/1/94      01/06/95      -5.98%    8.73%      12.91%        12.91%
   Equity/Income

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim INVESCO ADR                11/1/94      01/06/95     -22.79%    0.81%       5.07%        5.21%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Value Index                12/1/93       1/15/98     -18.94%    7.58%       2.51%        10.97%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Growth Index               12/1/93       1/15/98     -19.63%    6.75%       1.98%        10.99%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Founders Growth &           7/1/97       1/15/98     -23.71%     N/A       -4.81%        -3.70%
   Income

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim T. Rowe Price MidCap        7/1/97       1/15/98      -8.55%     N/A       10.95%        11.46%
   Growth

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Aggressive Profile I        9/8/97       1/15/98     -12.82%     N/A        2.79%        3.28%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Moderately Aggressive       9/8/97       1/15/98     -11.78%     N/A        3.26%        3.70%
   Profile I

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Moderate Profile I          9/8/97       1/15/98     -10.03%     N/A        3.05%        3.44%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Moderately Conservative     9/8/97       1/15/98      -7.75%     N/A        1.61%        2.28%
   Profile I

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Maxim Conservative Profile I      9/8/97       1/15/98      -4.84%     N/A        2.79%        3.65%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   Fidelity VIP II Contrafund(R)     1/3/95      11/12/98     -18.84%    8.44%       2.90%        13.98%

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------
   ------------------------------- ----------- -------------- --------- --------- ------------ -------------

   ------------------------------- ----------- -------------- --------- --------- ------------ -------------


Distribution of the Contracts
BenefitsCorp Equities, Inc. (BCE) is the principal underwriter and distributor of the Contracts. BCE is a wholly owned subsidiary of Great-West and is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 800-228-8706.

The maximum commission as a percentage of the Contributions made under a Contract payable to BCE representatives is 4.0%.


Voting Rights

To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from Owners who have allocated Contract value to the corresponding Investment Division(s). If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.


Before the Annuity Commencement Date, you have the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest. The number of votes that are available to you will be calculated separately for each of your Investment Divisions. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only as permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:


o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.


o   To Transfer any assets in any Investment Division to another
    Investment Division, or to one or more separate accounts, or to add, combine or remove Investment Divisions of the Series Account.
o   To substitute, for the Eligible Fund shares in any Investment
    Division, the shares of another Eligible Fund or any other investment permitted by law.
o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day at which a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed.

o   To reject any application for any reason.


Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, other affected insurance companies and we are required to take any necessary steps to resolve the matter, including stopping our separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.


Adding and Discontinuing Investment Options
We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Guaranteed Sub-Account.

When we inform you that we are discontinuing an Investment Division or Guaranteed Sub-Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Guaranteed Sub-Account before the effective date of the notice may be kept in those Investment Divisions or Guaranteed Sub-Accounts.

If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.

Substitution of Investments
When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters

Jorden Burt LLP has provided advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract.




Available Information

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to the Contracts and us. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the public reference room of the SEC located at 450 Fifth Street, NW, Washington, D.C.


The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o discussion about the Series Account's Custodian and Independent Auditors
o discussion about the Series Account's Underwriter
o discussion about the calculation of performance data
o the financial statements for the Series Account and Great-West



STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


CUSTODIAN AND INDEPENDENT

AUDITORS...................................................................B-III

UNDERWRITER................................................................B-III


CALCULATION OF PERFORMANCE

DATA.......................................................................B-IV

FINANCIAL STATEMENTS.......................................................B-V

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period

                     For the Periods Ended December 31, 2001

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------

    Investment         2001       2000       1999       1998       1997       1996       1995        1994
     Division

---------- ---------- ----------- ------------------- ----------- ---------- ---------- ---------- ----------
MAXIM BOND a

Value at            13.32       $ 12.54    $ 12.73    $ 12.09    $ 11.43    $ 11.10     $    9.76  $   10.00
beginning of
period

Value at end of     14.09       $ 13.32    $ 12.54    $ 12.73    $ 12.09    $ 11.43    $ 11.10    $     9.76
period

Increase            0.77        $  0.78    $ (0.19)   $  0.64    $  0.66    $  0.33    $   1.34   $    (0.24)
(decrease) in
value of
accumulation units

Number of           70,037      68,732      64,053       58,959     7,413      5,196   1,676          455.62
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM STOCK INDEX a

Value at            27.60       $  30.35   $ 25.67   $ 20.50     $ 15.70     $ 13.05   $   9.74   $    10.00
beginning of
period

Value at end of     24.07       $  27.60   $ 30.35    $ 25.67    $ 20.50    $  15.70   $  13.05   $     9.74
period

Increase            (3.53)      $ (2.75)   $  4.68    $  5.17    $  4.80    $   2.65   $   3.31   $    (.026)
(decrease) in
value of
accumulation units

Number of           137,794     156,654    124,499    154,519    169,289    130,996    17,200      2,306.48
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM ARIEL
MID-CAP VALUEajk

Value at            24.15       $  20.60    20.80      15.75      14.12      13.49     $  10.80   $10.00
beginning of
period

Value at end of     28.18       $ 24.15     20.60      20.80      15.75      14.12     $  13.49   $10.80
period

Increase            4.03        $  3..55   (0.20)     5.05       1.63       0.63       $   2.69   $ 0.80
(decrease) in
value of
accumulation units

Number of           30,078      29,343     51,895     52,202     49,565     83,399     24,467     4,508.26
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM  INDEX 600 a

Value at            19.37       $  17.79   16.10      16.57      13.87      12.18      $    9.77  $10.00
beginning of
period

Value at end of     20.24       $  19.39   17.79      16.10      16.57      13.87      $  12.18   $ 9.77
period

Increase            0.85        $  1.60     1.69       (0.47)     2.70       1.69      $   2.41  $ (0.23)
(decrease) in
value of
accumulation units

Number of           17,208      18,670     20,517     19,021     14,918     10,976     2,706      986.29
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------




------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM
LOOMIS-SAYLES
BOND fj

Value at            15.96       $  15.45   14.91      14.60      13.12      12.03     10.00
beginning of
period

Value at end of     16.16       $  15.96   15.45      14.91      14.60      13.12     12.03
period

Increase            0.20        $   0.51   0.54       0.31       1.48       1.09       2.03
(decrease) in
value of
accumulation units

Number of           52,542      56,967     60,769     77,918     23,403     12,487      799
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM INVESCO ADR
b

Value at            17.50       $  19.72   16.28      14.90      13.46      11.25      10.00
beginning of
period

Value at end of     14.42       $  17.50   19.72      16.28      14.90      13.46      11.25
period

Increase            (3.08)      $  (2.22)  3.44       1.38       1.44       2.21       1.25
(decrease) in
value of
accumulation units

Number of           20,956      23,147     27,044     35,311     31,948     15,133        2,623
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM INVESCO
SMALL-CAP GROWTH b

Value at            34.47       $  39.84   22.31      19.21      16.39      13.09      10.00
beginning of
period

Value at end of     26.26       $  34.47   39.84      22.31      19.21      16.39      13.09
period

Increase            (8.21)      $  (5.37)  17.53      3.10       2.82       3.30       3.09
(decrease) in
value of
accumulation units

Number of           38,392      46,875     34,724     44,666     44,397     33,994     4,511
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
MAXIM MONEY
MARKET e

Value at            12.36       $  11.80   11.40      10.97      10.55      10.17      10.00
beginning of
period

Value at end of     12.66       $  12.36   11.80      11.40      10.97      10.55      10.17
period

Increase            0.30        $  (0.56)  0.40       0.43       0.42       0.38       0.17
(decrease) in
value of
accumulation units

Number of           112,573     85,500     278,853    72,950     55,510     30,071      15,499
accumulation
units outstanding
at end of period

------------------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -----------

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period

                     For the Periods Ended December 31, 2001


---------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

 Investment Division     2001       2000       1999       1998       1997       1996       1995

                                                                              ---------- ----------
---------------------- ---------- ---------- ---------- ---------- ----------
MAXIM ARIEL
SMALL-CAP VALUE dj

Value at beginning     21.24      $  16.98   18.25      17.07      13.51      11.60      10.00
of period

Value at end of        24.25      $  21.24   16.98      18.25      17.07      13.51      11.60
period

Increase (decrease)    3.01       $  4.26    (1.27)     1.18       3.56       1.91       1.60
in value of
accumulation units

Number of              6,514      2,879      5,405      5,611      3,046      1,551      698
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
MAXIM T. ROWE PRICE
EQUITY/INCOME b

Value at beginning     23.75      $  21.30   20.86      19.39      15.24      12.92      10.00
of period

Value at end of        23.84      $  23.75   21.30      20.86      19.39      15.24      12.92
period

Increase (decrease)    0.09       $  2.45    0.44       1.47       4.15       2.32       2.92
in value of
accumulation units

Number of              50,304     55,601     75,493     88,484     106,469    67,415      19,500
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
MAXIM U.S.
GOVERNMENT
SECURITIES c

Value at beginning     14.01      $  12.83   12.95      12.23      11.41      11.12      10.00
of period

Value at end of        14.81      $  14.01   12.83      12.95      12.23      11.41      11.12
period

Increase (decrease)    0.80       $  1.18    (0.12)     0.72       0.82       0.29       1.12
in value of
accumulation units

Number of              14,175     10,223     22,422     28,453     12,346     15,784     14,813
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------





---------------------- ---------- ---------- ---------- --------- ----------- ----------
MAXIM INVESCO
BALANCED g

Value at beginning     16.40      $  16.98   14.73      12.59     10.13       10.00
of period

Value at end of        14.26      $  16.40   16.98      14.73     12.59       10.13
period

Increase (decrease)    (2.14)     $  (0.58)  2.25       2.14      2.46        0.13
in value of
accumulation units

Number of              112,327    131,762    122,502    147,158   32,938       1,307
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- --------- ----------- ----------
MAXIM FOUNDERS
GROWTH & INCOMEhj

Value at beginning     10.59      $  13.34   11.74      10.00
of period

Value at end of        8.62       $  10.59   13.34      11.74
period

Increase (decrease)    (1.97)     $  (2.75)  1.60       1.74
in value of
accumulation units

Number of              6,855      5,820      5,962        1,025
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------
MAXIM GROWTH INDEXh

Value at beginning     13.21      $  17.23   13.75      10.00
of period

Value at end of        11.33      $  13.21   17.23      13.75
period

Increase (decrease)    (1.88)     $  (4.02)  3.48       3.75
in value of
accumulation units

Number of              57,981     64,917     26,778     45,896
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------
MAXIM VALUE INDEXh

Value at beginning     13.37      $  12.85   11.68      10.00
of period

Value at end of        11.57      $  13.37   12.85      11.68
period

Increase (decrease)    (1.80)     $  0.52    1.17       1.68
in value of
accumulation units

Number of              12,263     12,491     2,992        1,678
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------
MAXIM T.ROWE PRICE
MIDCAP GROWTHhj

Value at beginning     16.21      $  15.29   12.42      10.00
of period

Value at end of        15.82      $  16.21   15.29      12.42
period

Increase (decrease)    (0.39)     $  0.92    2.87       2.42
in value of
accumulation units

Number of              36,668     39,552     10,285     10,161
accumulation units
outstanding at end
of period

---------------------- ---------- ---------- ---------- ---------


                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
                       Outstanding Throughout Each Period

                     For the Periods Ended December 31, 2001

-------------------------------------------- ------------ ------------- ------------ -------------

            Investment Division                 2001          2000         1999          1998

-------------------------------------------- ------------ ------------- ------------ -------------

MAXIM AGGRESSIVE PROFILE Ih
Value at beginning of period                 12.56        $  13.65      $    11.35   $     10.00

Value at end of period                       11.69        $  12.56      $    13.65   $     11.35

Increase (decrease) in value of              (0.87)       $  (1.09)     $     2.30   $      1.35
accumulation units

Number of accumulation units outstanding     6,176           6,417           6,019         2,228
at end of period

-------------------------------------------- ------------ ------------- ------------ -------------

MAXIM MODERATELY AGGRESSIVE PROFILE Ih

Value at beginning of period                 12.64        $  13.38      $    11.10   $     10.00

Value at end of period                       11.91        $  12.64      $    13.38   $     11.10

Increase (decrease) in value of              (0.73)       $  (0.74)     $     2.28   $      1.10
accumulation units

Number of accumulation units outstanding     37,412         30,244          32,080        13,301
at end of period

-------------------------------------------- ------------ ------------- ------------ -------------

MAXIM MODERATE PROFILE Ih

Value at beginning of period                 12.30        $  12.63      $    10.98   $     10.00

Value at end of period                       11.81        $  12.30      $    12.63   $     10.98

Increase (decrease) in value of              (0.49)       $  (0.33)     $     1.65   $      0.98
accumulation units

Number of accumulation units outstanding     24,656         23,877          29,200        21,309
at end of period

-------------------------------------------- ------------ ------------- ------------ -------------

MAXIM MODERATELY CONSERVATIVE PROFILE Ih

Value at beginning of period                 11.34        $  11.54      $    10.79   $     10.00

Value at end of period                       11.17        $  11.34      $    11.54   $     10.79

Increase (decrease) in value of              (0.17)       $  (0.20)     $      0.91  $      0.79
accumulation units

Number of accumulation units outstanding     4,173           5,753            5,942        6,876
at end of period

-------------------------------------------- ------------ ------------- ------------ -------------

MAXIM CONSERVATIVE PROFILE Ih

Value at beginning of period                 11.51        $  11.01      $    10.63   $     10.00

Value at end of period                       11.69        $  11.51      $    11.01   $     10.63

Increase (decrease) in value of              0.18         $  0.50       $     0.22   $      0.63
accumulation units

Number of accumulation units outstanding     8,012        10,796        17,411       15,432
at end of period

-------------------------------------------- ------------ ------------- ------------ -------------

FIDELITY VIP II CONTRAFUND(R)i

Value at beginning of period                 13.23        $  14.35      $    11.69   $     10.00

Value at end of period                       11.46        $  13.23      $    14.35   $     11.69

Increase (decrease) in value of              (1.77)       $  (1.12)
accumulation units                                                      $     2.66   $      1.69


Number of accumulation units outstanding      25,897      33,124            11,336            0
at end of period
-------------------------------------------- ------------ ------------- ------------ -------------

        KEY

Current Accumulation Unit Values can be obtained by calling GWL&A toll-free at 1-800-523-4106 a The Investment Division commenced operations under this contract on September 19, 1994, at a unit value of $10.00 b The Investment Division commenced operations under this contract on January 6, 1995, at a unit value of $10.00.
c The Investment Division first commenced operations under this contract on January 18, 1995, at a unit value of $10.00.
d The Investment Division commenced operations under this contract on March 9, 1995, at a unit value of $10.00.
e The Investment Division commenced operations under this contract on August 4, 1995, at a unit value of $10.00.
f The Investment Division commenced operations under this contract on August 8, 1995, at a unit value of $10.00.
g The Investment Division commenced operations under this contract on October 1, 1996, at a unit value of $10.00.
h The Investment Division commenced operations under this contract on January 15, 1998, at a unit value of $10.00.
i The Investment Division commenced operations under this contract on November 12, 1998, at a unit value of $10.00.
j On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to indicate the name of the sub-adviser managing these funds. The portfolio names that existed prior to this time were Maxim MidCap Value, Maxim Corporate Bond, Maxim Small-Cap Value, Maxim Blue
Chip and Maxim MidCap Growth, respectively.
k On February 5, 1999 the Maxim MidCap (Growth Fund1) changed sub-advisers and its name and objective.

                    APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii)a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

    The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                              MAXIM SERIES ACCOUNT

             Individual Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2002, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                   May 1, 2002


                                TABLE OF CONTENTS


                                                                           Page


CUSTODIAN AND INDEPENDENT AUDITORS.........................................B-III
UNDERWRITER................................................................B-III
CALCULATION OF PERFORMANCE DATA............................................B-IV
FINANCIAL STATEMENTS.......................................................B-V




                       CUSTODIAN AND INDEPENDENT AUDITORS


        A.     Custodian


               GWL&A holds the assets of Maxim Series Account (the "Series Account"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), per occurrence, which covers all officers and employees of GWL&A.



        B.     Independent Auditors

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


               The consolidated balance sheets of Great-West Life & Annuity Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows and each of the three years in the period ended December 31, 2001, as well as the financial statements of the Series Account for the years ended December 31, 2001 and 2000, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.



                                   UNDERWRITER


        BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A, makes the offering of the Contracts on a continuous basis. Prior to 1996, the Contracts were offered through The Great-West Life Assurance Company an affiliate of GWL&A. BCE received commissions paid by GWL&A in the amount of $2,900.96 for 2001, $679.98 for 2000 and $35,538.51 for 1999.



                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division
-----------------------------------------------------------------------------


        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2001 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2001 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.

     For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Administrative Charges, Risk Charges and Premium Taxes" in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division underlying the Eligible Fund are excluded from the calculation of yield.


B. Total  Return  Quotations  for All  Investment  Divisions  (Other  than Money
   Market)
------------------------------------------------------------------------------


        The total return quotations set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods (or since inception of the Investment Division) ended December 31, 2001. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                          P(1+T)n = ERV

Where:   P =        a hypothetical initial payment of $1,000

         T =        average annual total return

         n =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period and the maximum applicable sales charge.


In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Investment Division. This is possible in cases where the underlying Eligible Fund in which the Investment Division invests was created before the Investment Division's inception date. Consequently, the underlying Eligible Fund established a performance track record even before the Investment Division was created. In the case of an Investment Division that was recently created, there will be no standardized performance to show because the Investment Division will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Eligible Fund in which such an Investment Division invests was in existence prior to the Investment Division's inception date. Both standardized performance and non-standardized performance utilize the same calculation method that reflects deductions for the highest level of recurring charges under the Contract. However, non-standardized performance may be shown with and without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract.





                              FINANCIAL STATEMENTS


        The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts is affected solely by the investment results of the Series Account.

Maxim Series Account of Great-West Life & Annuity Insurance Company Financial Statements for the Years Ended December 31, 2001 and 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Maxim Series Account of
    Great-West Life & Annuity Insurance Company


We have audited the accompanying statement of assets and liabilities of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2001, by investment division, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2001, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2002

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                   MAXIM BOND      MAXIM MONEY       MAXIM STOCK     TOTAL MAXIM
                                                                   PORTFOLIO     MARKET PORTFOLIO  INDEX PORTFOLIO    SERIES I
                                                                                                                       ACCOUNT
                                                                ------------------------------------------------------------------
                                                                ---------------  ---------------  ---------------   --------------
Maxim Series I Account:

ASSETS:
     Investments at market value (1)                          $         56,407 $         36,303 $         13,537  $       106,247
     Investment income due and accrued                                                        7                                 7
     Purchase payments receivable
                                                                ---------------  ---------------  ---------------   --------------
                                                                ---------------  ---------------  ---------------   --------------

        Total assets                                                    56,407           36,310           13,537          106,254
                                                                ---------------  ---------------  ---------------   --------------
                                                                ---------------  ---------------  ---------------   --------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance Company                     13                9                3               25
                                                                ---------------  ---------------  ---------------   --------------
                                                                ---------------  ---------------  ---------------   --------------

        Total liabilities                                                   13                9                3               25
                                                                ---------------  ---------------  ---------------   --------------
                                                                ---------------  ---------------  ---------------   --------------

NET ASSETS                                                    $         56,394 $         36,301 $         13,534  $       106,229
                                                                ===============  ===============  ===============   ==============
                                                                ===============  ===============  ===============   ==============

NET ASSETS REPRESENTED BY:
     Accumulation units                                       $         56,394 $         36,301 $         13,534  $       106,229
                                                                ===============  ===============  ===============   ==============
                                                                ===============  ===============  ===============   ==============

ACCUMULATION UNITS OUTSTANDING                                           1,374            1,391              173

UNIT VALUE (ACCUMULATION)                                     $          41.04 $          26.10 $          78.23
                                                                ===============  ===============  ===============
                                                                ===============  ===============  ===============

(1)  Cost of investments:                                     $         56,431 $         36,303 $         16,290  $       109,024
     Shares of investments:                                             48,528           36,284            4,946           89,758


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  MAXIM BOND       MAXIM MONEY      MAXIM STOCK       MAXIM U.S.     TOTAL MAXIM
                                                  PORTFOLIO     MARKET PORTFOLIO  INDEX PORTFOLIO     GOVERNMENT      SERIES II
                                                                                                      SECURITIES       ACCOUNT
                                                                                                      PORTFOLIO
                                               ------------------------------------------------------------------------------------
                                               ---------------  ---------------   --------------   ---------------  ---------------
Maxim Series II Account:

ASSETS:
     Investments at market value (1)         $      1,695,817 $      1,308,440  $    16,688,654  $      5,449,449 $     25,142,360
     Investment income due and accrued                                     247                                                 247
     Purchase payments receivable
     Due from Great-West Life & Annuity                   825                                               1,418            2,243
     Insurance Company
                                               ---------------  ---------------   --------------   ---------------  ---------------
                                               ---------------  ---------------   --------------   ---------------  ---------------

        Total assets                                1,696,642        1,308,687       16,688,654         5,450,867       25,144,850
                                               ---------------  ---------------   --------------   ---------------  ---------------
                                               ---------------  ---------------   --------------   ---------------  ---------------

LIABILITIES:
     Redemptions payable                                   11            6,079            4,565               143           10,798
     Due to Great-West Life & Annuity                                      336            2,508                              2,844
     Insurance Company
                                               ---------------  ---------------   --------------   ---------------  ---------------
                                               ---------------  ---------------   --------------   ---------------  ---------------

        Total liabilities                                  11            6,415            7,073               143           13,642
                                               ---------------  ---------------   --------------   ---------------  ---------------
                                               ---------------  ---------------   --------------   ---------------  ---------------

NET ASSETS                                   $      1,696,631 $      1,302,272  $    16,681,581  $      5,450,724 $     25,131,208
                                               ===============  ===============   ==============   ===============  ===============
                                               ===============  ===============   ==============   ===============  ===============

NET ASSETS REPRESENTED BY:
     Accumulation units                      $      1,691,698 $      1,302,272  $    16,544,639  $      5,439,613 $     24,978,222
     Contracts in payout phase                          4,933                           136,942            11,111          152,986
                                               ---------------  ---------------   --------------   ---------------  ---------------
                                               ---------------  ---------------   --------------   ---------------  ---------------

NET ASSETS                                   $      1,696,631 $      1,302,272  $    16,681,581  $      5,450,724 $     25,131,208
                                               ===============  ===============   ==============   ===============  ===============
                                               ===============  ===============   ==============   ===============  ===============

ACCUMULATION UNITS OUTSTANDING                         55,155           64,017          259,662           181,513

UNIT VALUE (ACCUMULATION)                    $          30.67 $          20.34  $         63.72  $          29.97
                                               ===============  ===============   ==============   ===============
                                               ===============  ===============   ==============   ===============

(1)  Cost of investments:                    $      1,754,882 $      1,308,440  $    16,521,844  $      5,411,084 $     24,996,250
     Shares of investments:                         1,458,954        1,307,776        6,097,727         4,953,994       13,818,451


The accompanying notes are an integral part of these financial                                                         (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                         DREYFUS STOCK   FIDELITY VIP    JANUS ASPEN       MAXIM        MAXIM ARIEL   MAXIM ARIEL
                                             INDEX       II CONTRAFUND      SERIES       AGGRESSIVE    MIDCAP VALUE    SMALL-CAP
                                           PORTFOLIO       PORTFOLIO       FLEXIBLE      PROFILE I       PORTFOLIO       VALUE
                                                                            INCOME       PORTFOLIO                     PORTFOLIO
                                                                          PORTFOLIO
                                         ------------------------------------------------------------------------------------------
                                         -------------  -------------   -------------  -------------  -------------   -------------
Maxim Series III Account:

ASSETS:
     Investments at market value (1)   $      401,970 $      296,942  $      113,606 $       72,230 $      847,790  $      158,025
     Investment income due and accrued          3,193
     Purchase payments receivable                 375                             25                            40
                                         -------------  -------------   -------------  -------------  -------------   -------------
                                         -------------  -------------   -------------  -------------  -------------   -------------

        Total assets                          405,538        296,942         113,631         72,230        847,830         158,025
                                         -------------  -------------   -------------  -------------  -------------   -------------
                                         -------------  -------------   -------------  -------------  -------------   -------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity              39             71              11             17            203              38
     Insurance Company
                                         -------------  -------------   -------------  -------------  -------------   -------------
                                         -------------  -------------   -------------  -------------  -------------   -------------

        Total liabilities                          39             71              11             17            203              38
                                         -------------  -------------   -------------  -------------  -------------   -------------
                                         -------------  -------------   -------------  -------------  -------------   -------------

NET ASSETS                             $      405,499 $      296,871  $      113,620 $       72,213 $      847,627  $      157,987
                                         =============  =============   =============  =============  =============   =============
                                         =============  =============   =============  =============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $      405,499 $      296,871  $      113,620 $       72,213 $      847,627  $      157,987
                                         =============  =============   =============  =============  =============   =============
                                         =============  =============   =============  =============  =============   =============

ACCUMULATION UNITS OUTSTANDING                 42,847         25,897           9,916          6,176         30,078           6,514

UNIT VALUE (ACCUMULATION)              $         9.46 $        11.46  $        11.46 $        11.69 $        28.18  $        24.25
                                         =============  =============   =============  =============  =============   =============
                                         =============  =============   =============  =============  =============   =============

(1)  Cost of investments:              $      408,797 $      374,937  $      112,757 $       85,447 $      737,675  $      145,575
     Shares of investments:                    13,691         14,751           9,743         76,165        434,520         150,348


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                            MAXIM BOND        MAXIM          MAXIM       MAXIM GROWTH    MAXIM INDEX      MAXIM
                                            PORTFOLIO     CONSERVATIVE      FOUNDERS        INDEX       600 PORTFOLIO    INVESCO
                                                            PROFILE I       GROWTH &      PORTFOLIO                      BALANCED
                                                            PORTFOLIO        INCOME                                     PORTFOLIO
                                                                           PORTFOLIO
                                          ------------------------------------------------------------------------------------------
                                          -------------  -------------   -------------  -------------  --------------  -------------
Maxim Series III Account:

ASSETS:
     Investments at market value (1)    $      986,735 $       93,693  $       59,129 $      993,826 $       348,291 $    2,039,578
     Investment income due and accrued
     Purchase payments receivable
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                           986,735         93,693          59,129        993,826         348,291      2,039,578
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity              235             22              14            192              84            425
     Insurance Company
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                          235             22              14            192              84            425
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                              $      986,500 $       93,671  $       59,115 $      993,634 $       348,207 $    2,039,153
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $      986,500 $       93,671  $       59,115 $      993,634 $       348,207 $    2,039,153
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                  70,037          8,012           6,855         97,898          17,208        156,453

UNIT VALUE (ACCUMULATION)               $        14.09 $        11.69  $         8.62 $        10.15 $         20.24 $        13.03
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:               $    1,008,627 $       98,112  $       78,284 $    1,504,494 $       393,605 $    2,607,513
     Shares of investments:                    848,913         97,124          76,424        591,184         467,610      1,897,033


The accompanying notes are an integral part of these financial
_____________________________________________________________ (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                         MAXIM INVESCO   MAXIM INVESCO   MAXIM LOOMIS      MAXIM           MAXIM         MAXIM
                                         ADR PORTFOLIO     SMALL-CAP        SAYLES        MODERATE      MODERATELY     MODERATELY
                                                            GROWTH        CORPORATE      PROFILE I      AGGRESSIVE    CONSERVATIVE
                                                           PORTFOLIO    BOND PORTFOLIO   PORTFOLIO       PROFILE I     PROFILE I
                                                                                                         PORTFOLIO     PORTFOLIO
                                         ------------------------------------------------------------------------------------------
                                         -------------  -------------   -------------  -------------  --------------  -------------
Maxim Series III Account:

ASSETS:
     Investments at market value (1)   $      302,297 $    1,008,262  $      849,441 $      291,249 $       445,554 $       46,615
     Investment income due and accrued
     Purchase payments receivable
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                          302,297      1,008,262         849,441        291,249         445,554         46,615
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity              72            242             203             70             106             11
     Insurance Company
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                          72            242             203             70             106             11
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                             $      302,225 $    1,008,020  $      849,238 $      291,179 $       445,448 $       46,604
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $      302,225 $    1,008,020  $      849,238 $      291,179 $       445,448 $       46,604
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                 20,956         38,392          52,542         24,656          37,412          4,173

UNIT VALUE (ACCUMULATION)              $        14.42 $        26.26  $        16.16 $        11.81 $         11.91 $        11.17
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:              $      359,330 $    1,391,327  $    1,001,085 $      318,124 $       499,115 $       50,236
     Shares of investments:                   228,277        600,172         881,439        305,289         458,124         49,240


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                          MAXIM MONEY     MAXIM STOCK   MAXIM T. ROWE  MAXIM T. ROWE    MAXIM U.S.    MAXIM VALUE
                                             MARKET     INDEX PORTFOLIO     PRICE       PRICE MIDCAP    GOVERNMENT       INDEX
                                            PORFOLIO                    EQUITY/INCOME      GROWTH       SECURITIES     PORTFOLIO
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO
                                         ------------------------------------------------------------------------------------------
                                         -------------  -------------   -------------  -------------  --------------  -------------
Maxim Series III Account:

ASSETS:
     Investments at market value (1)   $    1,574,495 $    3,312,402  $    1,522,165 $      580,242 $       210,004 $      141,885
     Investment income due and accrued            285
     Purchase payments receivable                              5,752             250
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                        1,574,780      3,318,154       1,522,415        580,242         210,004        141,885
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:
     Redemptions payable                        5,752
     Due to Great-West Life & Annuity             357            798             319            139              50             34
     Insurance Company
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                       6,109            798             319            139              50             34
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                             $    1,568,671 $    3,317,356  $    1,522,096 $      580,103 $       209,954 $      141,851
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    1,568,671 $    3,317,356  $    1,522,096 $      580,103 $       209,954 $      141,851
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                125,165        137,794          77,946         36,668          14,175         12,263

UNIT VALUE (ACCUMULATION)              $        12.53 $        24.07  $        19.53 $        15.82 $         14.81 $        11.57
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:              $    1,574,495 $    4,139,445  $    1,633,352 $      580,143 $       213,291 $      179,325
     Shares of investments:                 1,573,695      1,210,291         945,294        377,239         190,911        109,507


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   NEUBERGER &       TEMPLETON      TOTAL MAXIM
                                                                                    BERMAN AMT     INTERNATIONAL     SERIES III
                                                                                     PARTNERS         CLASS I         ACCOUNT
                                                                                    PORTFOLIO        PORTFOLIO
                                                                                 -------------------------------------------------
                                                                                 ---------------  ---------------  ---------------
Maxim Series III Account:

ASSETS:
     Investments at market value (1)                                           $        318,795 $        206,727 $     17,221,948
     Investment income due and accrued                                                                                      3,478
     Purchase payments receivable                                                           300              300            7,042
                                                                                 ---------------  ---------------  ---------------
                                                                                 ---------------  ---------------  ---------------

        Total assets                                                                    319,095          207,027       17,232,468
                                                                                 ---------------  ---------------  ---------------
                                                                                 ---------------  ---------------  ---------------

LIABILITIES:
     Redemptions payable                                                                                                    5,752
     Due to Great-West Life & Annuity Insurance Company                                      31               20            3,803
                                                                                 ---------------  ---------------  ---------------
                                                                                 ---------------  ---------------  ---------------

        Total liabilities                                                                    31               20            9,555
                                                                                 ---------------  ---------------  ---------------
                                                                                 ---------------  ---------------  ---------------

NET ASSETS                                                                     $        319,064 $        207,007 $     17,222,913
                                                                                 ===============  ===============  ===============
                                                                                 ===============  ===============  ===============

NET ASSETS REPRESENTED BY:
     Accumulation units                                                        $        319,064 $        207,007 $     17,222,913
                                                                                 ===============  ===============  ===============
                                                                                 ===============  ===============  ===============

ACCUMULATION UNITS OUTSTANDING                                                           30,756           20,644

UNIT VALUE (ACCUMULATION)                                                      $          10.37 $          10.03
                                                                                 ===============  ===============
                                                                                 ===============  ===============

(1)  Cost of investments:                                                      $        355,615 $        297,423 $     20,148,129
     Shares of investments:                                                              21,112           17,445       11,645,541


The accompanying notes are an integral part of these financial statements.                                             (Concluded)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    MAXIM BOND      MAXIM MONEY      MAXIM STOCK     TOTAL MAXIM
                                                                    PORTFOLIO     MARKET PORTFOLIO INDEX PORTFOLIO     SERIES I
                                                                                                                       ACCOUNT
                                                                 ------------------------------------------------------------------
                                                                 --------------   ---------------  ---------------  ---------------
Maxim Series I Account:

INVESTMENT INCOME:
     Dividends                                                 $         3,125  $          1,332 $             98 $          4,555

EXPENSES:
     Mortality and expense risk                                            812               453              179            1,444
                                                                 --------------   ---------------  ---------------  ---------------
                                                                 --------------   ---------------  ---------------  ---------------

NET INVESTMENT INCOME (LOSS)                                             2,313               879             (81)            3,111
                                                                 --------------   ---------------  ---------------  ---------------
                                                                 --------------   ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                           750                 0            (164)              586
     Realized gain distributions                                             0                 0              934              934
                                                                 --------------   ---------------  ---------------  ---------------
                                                                 --------------   ---------------  ---------------  ---------------

     Net realized gain                                                     750                 0              770            1,520
                                                                 --------------   ---------------  ---------------  ---------------
                                                                 --------------   ---------------  ---------------  ---------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                     966                 0          (2,753)          (1,787)
                                                                 --------------   ---------------  ---------------  ---------------
                                                                 --------------   ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                 $         4,029  $            879 $        (2,064) $          2,844
                                                                 ==============   ===============  ===============  ===============
                                                                 ==============   ===============  ===============  ===============

INVESTMENT INCOME RATIO                                                  4.85%             3.72%            0.69%
                                                                 ==============   ===============  ===============
                                                                 ==============   ===============  ===============



The accompanying notes are an integral part of these financial                                                           (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                 MAXIM BOND       MAXIM MONEY      MAXIM STOCK       MAXIM U.S.     TOTAL MAXIM
                                                   PORTFOLIO     MARKET PORTFOLIO INDEX PORTFOLIO     GOVERNMENT      SERIES II
                                                                                                      SECURITIES       ACCOUNT
                                                                                                      PORTFOLIO
                                               ------------------------------------------------------------------------------------
                                               --------------------------------   ---------------  ---------------  ---------------
Maxim Series II Account:

INVESTMENT INCOME:
     Dividends                               $         98,658  $        58,699  $        123,495 $        321,281     $    602,133

EXPENSES:
     Mortality and expense risk                        24,871           21,186           254,566           82,589          383,212
                                               ---------------   --------------   ---------------  ---------------  ---------------
                                               ---------------   --------------   ---------------  ---------------  ---------------

NET INVESTMENT INCOME (LOSS)                           73,787           37,513         (131,071)          238,692          218,921
                                               ---------------   --------------   ---------------  ---------------  ---------------
                                               ---------------   --------------   ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
     Realized gain (loss) on sale of                 (16,912)                0           281,552           21,325          285,965
        fund shares
     Realized gain distributions                            0                0         1,157,563                0        1,157,563
                                               ---------------   --------------   ---------------  ---------------  ---------------
                                               ---------------   --------------   ---------------  ---------------  ---------------

     Net realized gain (loss)                        (16,912)                0         1,439,115           21,325        1,443,528
                                               ---------------   --------------   ---------------  ---------------  ---------------
                                               ---------------   --------------   ---------------  ---------------  ---------------

     Change in net unrealized appreciation
     (depreciation)
        on investments                                 40,834                0       (3,922,446)           68,786      (3,812,826)
                                               ---------------   --------------   ---------------  ---------------  ---------------
                                               ---------------   --------------   ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $         97,709  $        37,513  $    (2,614,402) $        328,803 $    (2,150,377)
                                               ===============   ==============   ===============  ===============  ===============
                                               ===============   ==============   ===============  ===============  ===============

INVESTMENT INCOME RATIO                                 5.61%            3.85%             0.69%            5.50%
                                               ===============   ==============   ===============  ===============
                                               ===============   ==============   ===============  ===============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                            DREYFUS STOCK   FIDELITY VIP   JANUS ASPEN       MAXIM       MAXIM ARIEL   MAXIM ARIEL
                                                INDEX      II CONTRAFUND      SERIES       AGGRESSIVE    MIDCAP VALUE   SMALL-CAP
                                              PORTFOLIO      PORTFOLIO       FLEXIBLE      PROFILE I      PORTFOLIO       VALUE
                                                                              INCOME       PORTFOLIO                    PORTFOLIO
                                                                            PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------  -------------  -------------  -------------  -------------  -------------
Maxim Series III Account:

INVESTMENT INCOME:
    Dividends                               $      5,273 $        3,063 $        6,242 $          630 $        2,704 $        1,001

EXPENSES:
    Mortality and expense risk                     2,390          4,065            539          1,031          9,899          1,805
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                       2,883        (1,002)          5,703          (401)        (7,195)          (804)
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of fund       (107,591)       (40,296)             11        (4,818)          8,201         12,041
    shares
    Realized gain distributions                    2,188         10,811              0          4,796         32,540          4,152
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

    Net realized gain (loss)                   (105,403)       (29,485)             11           (22)         40,741         16,193
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                              4,022       (29,607)          1,517        (5,476)         82,010          2,374
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $   (98,498) $     (60,094) $        7,231 $      (5,899) $      115,556 $       17,763
                                            =============  =============  =============  =============  =============  =============
                                            =============  =============  =============  =============  =============  =============

INVESTMENT INCOME RATIO                            1.11%          0.95%          5.86%          0.78%          0.35%          0.70%
                                            =============  =============  =============  =============  =============  =============
                                            =============  =============  =============  =============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                              MAXIM BOND       MAXIM          MAXIM       MAXIM GROWTH   MAXIM INDEX      MAXIM
                                              PORTFOLIO     CONSERVATIVE     FOUNDERS        INDEX      600 PORTFOLIO    INVESCO
                                                             PROFILE I       GROWTH &      PORTFOLIO                     BALANCED
                                                             PORTFOLIO        INCOME                                    PORTFOLIO
                                                                            PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------  -------------  -------------  -------------  -------------  -------------
Maxim Series III Account:

INVESTMENT INCOME:
    Dividends                               $     53,780 $        3,894 $           60 $        3,428 $          637 $       47,079

EXPENSES:
    Mortality and expense risk                    11,927          1,194            724         10,784          4,497         24,337
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                      41,853          2,700          (664)        (7,356)        (3,860)         22,742
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of fund         (1,984)            143        (2,882)      (111,076)       (16,189)       (98,997)
    shares
    Realized gain distributions                        0          3,179              0              0         25,665         10,723
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

    Net realized gain (loss)                     (1,984)          3,322        (2,882)      (111,076)          9,476       (88,274)
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                             12,296        (4,336)        (8,381)       (63,536)          5,704      (254,279)
                                            -------------  -------------  -------------  -------------  -------------  -------------
                                            -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $     52,165 $        1,686 $     (11,927) $    (181,968) $       11,320 $    (319,811)
                                            =============  =============  =============  =============  =============  =============
                                            =============  =============  =============  =============  =============  =============

INVESTMENT INCOME RATIO                            5.70%          4.17%          0.10%          0.32%          0.18%          2.15%
                                            =============  =============  =============  =============  =============  =============
                                            =============  =============  =============  =============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                           MAXIM INVESCO  MAXIM INVESCO   MAXIM LOOMIS      MAXIM          MAXIM         MAXIM
                                           ADR PORTFOLIO    SMALL-CAP        SAYLES        MODERATE      MODERATELY    MODERATELY
                                                              GROWTH       CORPORATE      PROFILE I      AGGRESSIVE   CONSERVATIVE
                                                            PORTFOLIO    BOND PORTFOLIO   PORTFOLIO      PROFILE I     PROFILE I
                                                                                                         PORTFOLIO     PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                           -------------  -------------  -------------  -------------  -------------  -------------
Maxim Series III Account:

INVESTMENT INCOME:
    Dividends                              $      2,835 $            0 $       75,392 $        7,543 $        8,033 $        1,621

EXPENSES:
    Mortality and expense risk                    4,291         14,356         11,073          3,773          5,513            711
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                    (1,456)       (14,356)         64,319          3,770          2,520            910
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized loss on sale of fund shares       (11,189)      (247,096)       (16,299)        (2,629)        (4,978)          (467)
    Realized gain distributions                     390              0              0          9,627         16,850          1,600
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net realized gain (loss)                   (10,799)      (247,096)       (16,299)          6,998         11,872          1,133
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                          (56,332)       (97,424)       (36,534)       (25,636)       (36,533)        (2,902)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $   (68,587) $    (358,876) $       11,486 $     (14,868) $     (22,141) $        (859)
                                           =============  =============  =============  =============  =============  =============
                                           =============  =============  =============  =============  =============  =============

INVESTMENT INCOME RATIO                           0.83%                         8.60%          2.55%          1.86%          2.91%
                                           =============                 =============  =============  =============  =============
                                           =============                 =============  =============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                            MAXIM MONEY    MAXIM STOCK   MAXIM T. ROWE  MAXIM T. ROWE    MAXIM U.S.   MAXIM VALUE
                                               MARKET         INDEX          PRICE       PRICE MIDCAP    GOVERNMENT      INDEX
                                              PORFOLIO      PORTFOLIO    EQUITY/INCOME      GROWTH       SECURITIES    PORTFOLIO
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                           -------------  -------------  -------------  -------------  -------------  -------------
Maxim Series III Account:

INVESTMENT INCOME:
    Dividends                              $     58,471 $       24,599 $       20,948 $            0 $       10,690 $        1,847

EXPENSES:
    Mortality and expense risk                   18,307         45,693         17,374          7,007          2,215          1,936
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                     40,164       (21,094)          3,574        (7,007)          8,475           (89)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
    Realized gain (loss) on sale of fund              0       (93,901)       (17,365)        (9,187)          3,980        (9,657)
    shares
    Realized gain distributions                       0        230,438         52,165          1,901              0         12,715
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Net realized gain (loss)                          0        136,537         34,800        (7,286)          3,980          3,058
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                                 0      (652,263)       (33,322)        (3,226)        (3,544)       (28,555)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $     40,164 $    (536,820) $        5,052 $     (17,519) $        8,911 $     (25,586)
                                           =============  =============  =============  =============  =============  =============
                                           =============  =============  =============  =============  =============  =============

INVESTMENT INCOME RATIO                           3.71%          0.68%          1.34%                         6.11%          1.21%
                                           =============  =============  =============                 =============  =============
                                           =============  =============  =============                 =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   NEUBERGER &        TEMPLETON      TOTAL MAXIM
                                                                                    BERMAN AMT      INTERNATIONAL    SERIES III
                                                                                     PARTNERS     CLASS I PORTFOLIO    ACCOUNT
                                                                                    PORTFOLIO
                                                                                 -------------------------------------------------
                                                                                 ---------------  ---------------   --------------
Maxim Series III Account:

INVESTMENT INCOME:
     Dividends                                                                 $          1,142 $          7,197  $       348,109

EXPENSES:
     Mortality and expense risk                                                           1,526            1,122          208,089
                                                                                 ---------------  ---------------   --------------
                                                                                 ---------------  ---------------   --------------

NET INVESTMENT INCOME (LOSS)                                                              (384)            6,075          140,020
                                                                                 ---------------  ---------------   --------------
                                                                                 ---------------  ---------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized loss on sale of fund shares                                               (2,359)         (22,554)        (797,138)
     Realized gain distributions                                                         10,852           53,920          484,512
                                                                                 ---------------  ---------------   --------------
                                                                                 ---------------  ---------------   --------------

     Net realized gain (loss)                                                             8,493           31,366        (312,626)
                                                                                 ---------------  ---------------   --------------
                                                                                 ---------------  ---------------   --------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                                 (17,913)         (77,128)      (1,329,004)
                                                                                 ---------------  ---------------   --------------
                                                                                 ---------------  ---------------   --------------

NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                                 $        (9,804) $       (39,687)  $   (1,501,610)
                                                                                 ===============  ===============   ==============
                                                                                 ===============  ===============   ==============

INVESTMENT INCOME RATIO                                                                   0.38%            3.24%
                                                                                 ===============  ===============
                                                                                 ===============  ===============


The accompanying notes are an integral part of these financial statements.                                             (Concluded)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            MAXIM BOND PORTFOLIO         MAXIM MONEY MARKET PORTFOLIO   MAXIM STOCK INDEX PORTFOLIO
                                        -----------------------------   ------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series I Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $        2,313  $        5,355  $          879  $        1,604  $         (81)  $        (114)
    Net realized gain (loss)                     750         (4,236)               0                             770           1,467
    Change in net unrealized
    appreciation
       (depreciation) on investments             966           4,718               0                         (2,753)         (2,969)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                         4,029           5,837             879           1,604         (2,064)         (1,616)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                            262             261               0               0               0               0
    Redemptions                             (51,768)        (46,856)               0               0           (701)               0
    Transfers between subaccounts,                 0               0               0               0               0               0
    net
    Contract maintenance charges                (39)            (38)            (59)            (60)            (21)            (22)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Decrease in net assets
    resulting from
       contract transactions                (51,545)        (46,633)            (59)            (60)           (722)            (22)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in            (47,516)        (40,796)             820           1,544         (2,786)         (1,638)
    net assets

NET ASSETS:
    Beginning of period                      103,910         144,706          35,481          33,937          16,320          17,958
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $       56,394  $      103,910  $       36,301  $       35,481  $       13,534  $       16,320
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                   7               -               -               -               -               -
    Units redeemed
                                             (1,295)         (1,267)             (3)             (2)             (9)               -
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                  (1,288)         (1,267)             (3)             (2)             (9)               0
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                        TOTAL MAXIM SERIES I ACCOUNT
                                                                                        ------------------------------
                                                                                        ------------------------------
                                                                                            2001            2000
                                                                                        --------------  --------------
                                                                                        --------------  --------------
Maxim Series I Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                                             $         3,111 $         6,845
    Net realized gain (loss)                                                                    1,520         (2,769)
    Change in net unrealized appreciation
       (depreciation) on investments                                                          (1,787)           1,749
                                                                                        --------------  --------------
                                                                                        --------------  --------------

    Increase in net assets resulting
       from operations                                                                          2,844           5,825
                                                                                        --------------  --------------
                                                                                        --------------  --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                             262             261
    Redemptions                                                                              (52,469)        (46,856)
    Transfers between subaccounts, net                                                              0               0
    Contract maintenance charges                                                                (119)           (120)
                                                                                        --------------  --------------
                                                                                        --------------  --------------

    Decrease in net assets resulting from
       contract transactions                                                                 (52,326)        (46,715)
                                                                                        --------------  --------------
                                                                                        --------------  --------------

    Total decrease in net assets                                                             (49,482)        (40,890)

NET ASSETS:
    Beginning of period                                                                       155,711         196,601
                                                                                        --------------  --------------
                                                                                        --------------  --------------

    End of period                                                                     $       106,229 $       155,711
                                                                                        ==============  ==============
                                                                                        ==============  ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                                    7               0
    Units redeemed                                                                            (1,307)         (1,269)
                                                                                        --------------  --------------
                                                                                        --------------  --------------

    Net increase                                                                              (1,300)         (1,269)
                                                                                        ==============  ==============
                                                                                        ==============  ==============


The accompanying notes are an integral part of these financial statements.                                (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                        MAXIM BOND PORTFOLIO       MAXIM MONEY MARKET PORTFOLIO  MAXIM STOCK INDEX PORTFOLIO
                                     ----------------------------  ----------------------------------------------------------
                                     ----------------------------  ----------------------------  ----------------------------
                                         2001           2000           2001           2000           2001           2000
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------
Maxim Series II Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)   $       73,787 $      101,358 $       37,513 $       87,334 $    (131,071) $    (197,523)
    Net realized gain (loss)             (16,912)       (25,643)                                    1,439,115      5,140,866
    Change in net unrealized
    appreciation
       (depreciation) on                   40,834         40,196                                  (3,922,446)    (7,146,352)
    investments
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                     97,709        115,911         37,513         87,334    (2,614,402)    (2,203,009)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                       5,510          5,202              0              0         58,650         44,700
    Redemptions                         (298,856)      (250,252)      (436,967)      (862,925)    (1,948,207)    (4,806,553)
    Transfers between                    (15,551)      (137,991)         16,620        110,424         16,905        700,544
    subaccounts, net
    Contract maintenance charges          (1,948)        (2,054)        (1,257)        (1,412)       (15,992)       (17,952)
    Adjustments to net assets allocated to
    contracts
       in payout phase                      1,278                                                       1,995
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

    Decrease in net assets
    resulting from
       contract transactions            (309,567)      (385,095)      (421,604)      (753,913)    (1,886,649)    (4,079,261)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

    Total decrease in net assets        (211,858)      (269,184)      (384,091)      (666,579)    (4,501,051)    (6,282,270)

NET ASSETS:
    Beginning of period                 1,908,489      2,177,673      1,686,363      2,352,942     21,182,632     27,464,902
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

    End of period                  $    1,696,631 $    1,908,489 $    1,302,272 $    1,686,363 $   16,681,581 $   21,182,632
                                     =============  =============  =============  =============  =============  =============
                                     =============  =============  =============  =============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             164          2,195         11,946          1,810         12,004
                                              184
    Units redeemed                                      (14,003)       (22,952)       (50,961)       (29,630)       (63,347)
                                         (10,611)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

    Net decrease                         (10,427)       (13,839)       (20,757)       (39,015)       (27,820)       (51,343)
                                     =============  =============  =============  =============  =============  =============
                                     =============  =============  =============  =============  =============  =============


The accompanying notes are an integral part of these financial statements.                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                 MAXIM U.S. GOVERNMENT      AMERICAN     TOTAL MAXIM SERIES II
                                                                 SECURITIES PORTFOLIO      CENTURY VP           ACCOUNT
                                                                                            CAPITAL
                                                                                          APPRECIATION
                                                                                           PORTFOLIO
                                                              -------------------------------------------------------------------
                                                              --------------------------  -----------  --------------------------
                                                                 2001          2000          2000         2001          2000
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------
Maxim Series II Account:                                                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                   $     238,692 $     293,963 $    (3,624) $     218,921 $     281,508
    Net realized gain (loss)                                       21,325      (36,758)      219,716     1,443,528     5,298,181
    Change in net unrealized appreciation                                                                                      0
       (depreciation) on investments                               68,786       275,579    (150,441)   (3,812,826)   (6,981,018)
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                            328,803       532,784       65,651   (2,150,377)   (1,401,329)
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                              22,997         3,026                     87,157        52,928
    Redemptions                                               (1,076,371)     (616,411)     (16,337)   (3,760,401)   (6,552,478)
    Transfers between subaccounts, net                           (17,974)      (80,966)    (584,681)             0         7,330
    Contract maintenance charges                                 (25,772)      (28,140)         (45)      (44,969)      (49,603)
    Adjustments to net assets allocated to contracts                                                             0             0
       in payout phase                                              2,874                                    6,147             0
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------

    Decrease in net assets resulting from
       contract transactions                                  (1,094,246)     (722,491)    (601,063)   (3,712,066)   (6,541,823)
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------

    Total decrease in net assets                                (765,443)     (189,707)    (535,412)   (5,862,443)   (7,943,152)

NET ASSETS:
    Beginning of period                                         6,216,167     6,405,874      535,412    30,993,651    38,936,803
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------

    End of period                                           $   5,450,724 $   6,216,167 $          0 $  25,131,208 $  30,993,651
                                                              ============  ============  ===========  ============  ============
                                                              ============  ============  ===========  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                  2,439                      4,974        26,553
                                                                      785
    Units redeemed                                                             (29,372)     (27,021)     (101,180)     (184,704)
                                    (37,987)
                                                              ------------  ------------  -----------  ------------  ------------
                                                              ------------  ------------  -----------  ------------  ------------

    Net decrease                                                 (37,202)      (26,933)     (27,021)      (96,206)     (158,151)
                                                              ============  ============  ===========  ============  ============
                                                              ============  ============  ===========  ============  ============


(1) The portfolio ceased investment operations on June 19, 2000.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         DREYFUS STOCK INDEX PORTFOLIO    FIDELITY VIP II CONTRAFUND    JANUS ASPEN SERIES FLEXIBLE
                                                                                   PORTFOLIO                  INCOME PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $        2,883  $        2,495  $      (1,002)  $      (4,006)  $        5,703  $        4,233
    Net realized gain (loss)               (105,403)           2,954        (29,485)          42,475              11         (3,844)
    Change in net unrealized                       0                               0                               0
    appreciation
       (depreciation) on investments           4,022        (43,389)        (29,607)        (70,688)           1,517           5,036
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                      (98,498)        (37,940)        (60,094)        (32,219)           7,231           5,425
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                        193,918          64,605          10,745          22,019          12,941          43,505
    Redemptions                             (98,760)       (140,001)         (9,974)         (6,199)         (5,672)        (58,265)
    Transfers between subaccounts,            81,113          15,245        (81,932)         292,096           2,414        (28,392)
    net
    Contract maintenance charges                   0           (293)           (134)            (82)               0           (115)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                 176,271        (60,444)        (81,295)         307,834           9,683        (43,267)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in              77,773        (98,384)       (141,389)         275,615          16,914        (37,842)
    net assets

NET ASSETS:
    Beginning of period                      327,726         426,110         438,260         162,645          96,706         134,548
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $      405,499  $      327,726  $      296,871  $      438,260  $      113,620  $       96,706
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              67,725           3,619          22,948           1,383           5,283
                                             284,248
    Units redeemed                                          (72,980)        (10,846)         (1,160)           (514)         (9,545)
                                           (271,656)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                   12,592         (5,255)         (7,227)          21,788             869         (4,262)
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                          MAXIM AGGRESSIVE PROFILE I       MAXIM ARIEL MIDCAP VALUE     MAXIM ARIEL SMALL-CAP VALUE
                                                   PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $        (401)  $          740  $      (7,195)  $      (4,610)  $        (804)  $        (337)
    Net realized gain (loss)                    (22)           5,334          40,741          49,502          16,193        (14,304)
    Change in net unrealized
    appreciation
       (depreciation) on investments         (5,476)        (12,756)          82,010          32,302           2,374          24,762
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                       (5,899)         (6,682)         115,556          77,194          17,763          10,121
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                              0          24,900          38,841          14,828           5,597             750
    Redemptions                                    0           (603)        (67,526)       (274,425)         (2,361)         (6,805)
    Transfers between subaccounts,           (2,361)        (19,045)          52,803       (177,440)          75,846        (34,646)
    net
    Contract maintenance charges               (146)           (121)           (601)           (588)             (5)            (37)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                 (2,507)           5,131          23,517       (437,625)          79,077        (40,738)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in             (8,406)         (1,551)         139,073       (360,431)          96,840        (30,617)
    net assets

NET ASSETS:
    Beginning of period                       80,619          82,170         708,554       1,068,985          61,147          91,764
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $       72,213  $       80,619  $      847,627  $      708,554  $      157,987  $       61,147
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               9,553           6,192           3,671           7,470           5,917
                                               1,624
    Units redeemed                                           (9,155)         (5,457)        (26,223)         (3,835)         (8,443)
                                             (1,865)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                    (241)             398             735        (22,552)           3,635         (2,526)
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                            MAXIM BOND PORTFOLIO         MAXIM CONSERVATIVE PROFILE I     MAXIM FOUNDERS GROWTH &
                                                                                   PORTFOLIO                  INCOME PORTFOLIO
                                        -----------------------------   ------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $       41,853  $       43,212  $        2,700  $        4,695  $        (664)  $        (931)
    Net realized gain (loss)                 (1,984)         (4,772)           3,322         (3,725)         (2,882)           3,831
    Change in net unrealized
    appreciation
       (depreciation) on investments          12,296          10,817         (4,336)           3,450         (8,381)        (19,074)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                        52,165          49,257           1,686           4,420        (11,927)        (16,174)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                          4,829         133,088           5,003               0           2,644           1,819
    Redemptions                             (10,179)        (31,761)        (37,234)        (34,184)           (301)           (352)
    Transfers between subaccounts,            24,398        (38,205)            (28)        (37,643)           7,117         (3,119)
    net
    Contract maintenance charges               (101)            (99)             (7)             (4)            (45)            (51)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                  18,947          63,023        (32,266)        (71,831)           9,415         (1,703)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in              71,112         112,280        (30,580)        (67,411)         (2,512)        (17,877)
    net assets

NET ASSETS:
    Beginning of period                      915,388         803,108         124,251         191,662          61,627          79,504
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $      986,500  $      915,388  $       93,671  $      124,251  $       59,115  $       61,627
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              10,148           1,291          22,479           1,715             139
                                               4,847
    Units redeemed                                           (5,469)         (4,075)        (29,094)           (680)           (281)
                                             (3,542)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                    1,305           4,679         (2,784)         (6,615)           1,035           (142)
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                         MAXIM GROWTH INDEX PORTFOLIO      MAXIM INDEX 600 PORTFOLIO       MAXIM INVESCO BALANCED
                                                                                                                 PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $      (7,356)  $     (14,653)  $      (3,860)  $      (3,161)  $       22,742  $       15,199
    Net realized gain (loss)               (111,076)         179,845           9,476           4,073        (88,274)         218,958
    Change in net unrealized
    appreciation
       (depreciation) on investments        (63,536)       (527,855)           5,704          32,415       (254,279)       (310,962)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                     (181,968)       (362,663)          11,320          33,327       (319,811)        (76,805)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                         39,311          77,674           4,907          22,323          58,126          61,714
    Redemptions                             (25,051)        (73,434)        (34,497)        (37,142)       (197,869)       (224,984)
    Transfers between subaccounts,         (136,380)         840,779           5,089        (21,667)        (77,104)         395,778
    net
    Contract maintenance charges               (453)           (819)           (249)           (187)           (803)         (1,061)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions               (122,573)         844,200        (24,750)        (36,673)       (217,650)         231,447
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in           (304,541)         481,537        (13,430)         (3,346)       (537,461)         154,642
    net assets

NET ASSETS:
    Beginning of period                    1,298,175         816,638         361,637         364,983       2,576,614       2,421,972
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $      993,634  $    1,298,175  $      348,207  $      361,637  $    2,039,153  $    2,576,614
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              63,848           1,602           1,846          15,609          42,714
                                               4,595
    Units redeemed                                           (8,668)         (3,064)         (3,693)        (27,593)        (26,207)
                                            (16,806)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                 (12,211)          55,180         (1,462)         (1,847)        (11,984)          16,507
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                          MAXIM INVESCO ADR PORTFOLIO   MAXIM INVESCO SMALL-CAP GROWTH      MAXIM LOOMIS SAYLES
                                                                                   PORTFOLIO              CORPORATE BOND PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $      (1,456)  $      (2,011)  $     (14,356)  $     (22,551)  $       64,319  $       62,276
    Net realized gain (loss)                (10,799)          73,372       (247,096)         483,635        (16,299)        (15,217)
    Change in net unrealized
    appreciation
       (depreciation) on investments        (56,332)       (125,910)        (97,424)       (762,113)        (36,534)        (16,532)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                      (68,587)        (54,549)       (358,876)       (301,029)          11,486          30,527
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                            995          30,010          15,984          66,218           1,379           4,125
    Redemptions                             (29,982)       (110,384)        (61,423)       (177,650)        (33,209)        (65,664)
    Transfers between subaccounts,           (5,028)           6,757       (202,978)         645,684        (39,374)           1,508
    net
    Contract maintenance charges               (155)           (139)           (692)           (627)           (118)           (125)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                (34,170)        (73,756)       (249,109)         533,625        (71,322)        (60,156)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in           (102,757)       (128,305)       (607,985)         232,596        (59,836)        (29,629)
    net assets

NET ASSETS:
    Beginning of period                      404,982         533,287       1,616,005       1,383,409         909,074         938,703
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $      302,225  $      404,982  $    1,008,020  $    1,616,005  $      849,238  $      909,074
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               4,638           8,219          25,991           1,768           2,044
                                               2,036
    Units redeemed                                           (8,535)        (16,702)        (13,840)         (6,193)         (5,846)
                                             (4,227)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                  (2,191)         (3,897)         (8,483)          12,151         (4,425)         (3,802)
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                           MAXIM MODERATE PROFILE I       MAXIM MODERATELY AGGRESSIVE         MAXIM MODERATELY
                                                   PORTFOLIO                  PROFILE I PORTFOLIO          CONSERVATIVE PROFILE I
                                                                                                                 PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income             $        3,770  $        8,041  $        2,520  $        6,872  $          910  $        1,759
    Net realized gain (loss)                   6,998          15,817          11,872          35,261           1,133           (235)
    Change in net unrealized
    appreciation
       (depreciation) on investments        (25,636)        (30,104)        (36,533)        (61,734)         (2,902)         (2,550)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Decrease in net assets
    resulting
       from operations                      (14,868)         (6,246)        (22,141)        (19,601)           (859)         (1,026)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                         51,293          10,731          83,107          43,640               0               0
    Redemptions                             (33,113)        (17,478)         (8,730)         (3,300)        (10,000)        (10,000)
    Transfers between subaccounts,           (5,565)        (61,962)          11,067        (67,509)         (7,740)           7,697
    net
    Contract maintenance charges               (169)           (152)           (207)           (237)            (27)            (27)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                  12,446        (68,861)          85,237        (27,406)        (17,767)         (2,330)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in             (2,422)        (75,107)          63,096        (47,007)        (18,626)         (3,356)
    net assets

NET ASSETS:
    Beginning of period                      293,601         368,708         382,352         429,359          65,230          68,586
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $      291,179  $      293,601  $      445,448  $      382,352  $       46,604  $       65,230
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               7,944          10,905           9,251                           1,565
                                               4,113                                                               -
    Units redeemed                                          (13,267)         (3,737)        (11,087)                         (1,754)
                                             (3,334)                                                         (1,580)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                      779         (5,323)           7,168         (1,836)         (1,580)           (189)
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                          MAXIM MONEY MARKET PORFOLIO     MAXIM STOCK INDEX PORTFOLIO       MAXIM T. ROWE PRICE
                                                                                                          EQUITY/INCOME PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $       40,164  $       56,169  $     (21,094)  $     (26,262)  $        3,574  $       13,280
    Net realized gain (loss)                       0                         136,537         648,977          34,800         132,857
    Change in net unrealized
    appreciation
       (depreciation) on investments               0                       (652,263)     (1,000,201)        (33,322)          16,185
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                        40,164          56,169       (536,820)       (377,486)           5,052         162,322
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                        240,041         691,359          17,765         799,483          39,752          36,412
    Redemptions                            (482,739)        (59,715)       (241,709)       (493,951)       (139,988)       (314,405)
    Transfers between subaccounts,           462,913     (2,712,767)       (243,063)         618,031           9,693        (86,018)
    net
    Contract maintenance charges               (253)           (178)         (1,814)         (1,847)           (653)           (867)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                 219,962     (2,081,301)       (468,821)         921,716        (91,196)       (364,878)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in             260,126     (2,025,132)     (1,005,641)         544,230        (86,144)       (202,556)
    net assets

NET ASSETS:
    Beginning of period                    1,308,545       3,333,677       4,322,997       3,778,767       1,608,240       1,810,796
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $    1,568,671  $    1,308,545  $    3,317,356  $    4,322,997  $    1,522,096  $    1,608,240
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             138,160           2,737          55,008                          17,047
                                             317,982                                                           7,022
    Units redeemed                                         (312,807)        (21,597)        (22,853)                        (31,773)
                                           (301,217)                                                         (9,587)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                   16,765       (174,647)        (18,860)          32,155         (2,565)        (14,726)
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                          MAXIM T. ROWE PRICE MIDCAP         MAXIM U.S. GOVERNMENT      MAXIM VALUE INDEX PORTFOLIO
                                               GROWTH PORTFOLIO              SECURITIES PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $      (7,007)  $      (6,909)  $        8,475  $       10,511  $         (89)  $          184
    Net realized gain (loss)                 (7,286)          72,477           3,980         (5,662)           3,058           7,795
    Change in net unrealized
    appreciation
       (depreciation) on investments         (3,226)        (31,122)         (3,544)          14,289        (28,555)         (5,911)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting
       from operations                      (17,519)          34,446           8,911          19,138        (25,586)           2,068
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                          4,536          13,262           5,825           3,265             500         103,922
    Redemptions                              (1,990)        (55,226)         (8,320)       (168,103)               0               0
    Transfers between subaccounts,          (45,645)         491,487          60,474           1,390              36          22,553
    net
    Contract maintenance charges               (240)           (220)           (127)            (87)            (58)            (16)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase (decrease) in net assets resulting from
       contract transactions                (43,339)         449,303          57,852       (163,535)             478         126,459
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in            (60,858)         483,749          66,763       (144,397)        (25,108)         128,527
    net assets

NET ASSETS:
    Beginning of period                      640,961         157,212         143,191         287,588         166,959          38,432
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $      580,103  $      640,961  $      209,954  $      143,191  $      141,851  $      166,959
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              33,718           9,056           1,541                          10,059
                                               3,518                                                           3,671
    Units redeemed                                           (4,451)         (5,104)        (13,740)                           (560)
                                             (6,402)                                                         (3,899)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase (decrease)                  (2,884)          29,267           3,952        (12,199)           (228)           9,499
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                      NEUBERGER & BERMAN AMT       TEMPLETON INTERNATIONAL     AMERICAN
                                                        PARTNERS PORTFOLIO            CLASS I PORTFOLIO       CENTURY VP
                                                                                                                CAPITAL
                                                                                                              APPRECIATION
                                                                                                               PORTFOLIO
                                                   -----------------------------------------------------------------------
                                                   ---------------------------  ---------------------------   ------------
                                                       2001          2000           2001          2000           2000
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------
Maxim Series III Account:                                                                                         (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $        (384) $         576 $        6,075 $       3,281  $       (957)
    Net realized gain (loss)                              8,493        33,780         31,366        25,225         86,353
    Change in net unrealized appreciation
       (depreciation) on investments                   (17,913)      (27,635)       (77,128)      (31,711)       (65,553)
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets resulting
       from operations                                  (9,804)         6,721       (39,687)       (3,205)         19,843
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    37,825        43,023         31,457        26,257              0
    Redemptions                                         (9,654)       (3,987)        (5,463)       (6,117)          (793)
    Transfers between subaccounts, net                   10,225        43,996       (18,222)        87,226      (176,356)
    Contract maintenance charges                              0         (285)              0         (165)           (17)
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets resulting
    from
       contract transactions                             38,396        82,747          7,772       107,201      (177,166)
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------

    Total increase (decrease) in net assets              28,592        89,468       (31,915)       103,996      (157,323)

NET ASSETS:
    Beginning of period                                 290,472       201,004        238,922       134,926        157,323
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------

    End of period                                $      319,064 $     290,472 $      207,007 $     238,922  $           0
                                                   =============  ============  =============  ============   ============
                                                   =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                       15,849          4,311         9,723              0
                                                          4,620
    Units redeemed                                                    (7,594)        (3,638)         (733)        (8,576)
                                                          (934)
                                                   -------------  ------------  -------------  ------------   ------------
                                                   -------------  ------------  -------------  ------------   ------------

    Net increase (decrease)                               3,686         8,255            673         8,990        (8,576)
                                                   =============  ============  =============  ============   ============
                                                   =============  ============  =============  ============   ============


(1) The portfolio ceased investment operations on June 13,                                                    (Continued)
    2000.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                         TOTAL MAXIM SERIES III
                                                                                ACCOUNT
                                                                      -----------------------------
                                                                      -----------------------------
                                                                          2001            2000
                                                                      -------------   -------------
                                                                      -------------   -------------
Maxim Series III Account:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                           $      140,020  $      147,135
    Net realized gain (loss)                                             (312,626)       2,074,762
    Change in net unrealized appreciation                                        0               0
       (depreciation) on investments                                   (1,329,004)     (3,006,544)
                                                                      -------------   -------------
                                                                      -------------   -------------

    Decrease in net assets resulting
       from operations                                                 (1,501,610)       (784,647)
                                                                      -------------   -------------
                                                                      -------------   -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                      907,321       2,338,932
    Redemptions                                                        (1,555,744)     (2,374,928)
    Transfers between subaccounts, net                                    (62,232)           5,458
    Contract maintenance charges                                           (7,057)         (8,446)
                                                                      -------------   -------------
                                                                      -------------   -------------

    Decrease in net assets resulting from
       contract transactions                                             (717,712)        (38,984)
                                                                      -------------   -------------
                                                                      -------------   -------------

    Total decrease in net assets                                       (2,219,322)       (823,631)

NET ASSETS:
    Beginning of period                                                 19,442,235      20,265,866
                                                                      -------------   -------------
                                                                      -------------   -------------

    End of period                                                   $   17,222,913  $   19,442,235
                                                                      =============   =============
                                                                      =============   =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                           714,153         588,809
    Units redeemed                                                       (738,084)       (658,334)
                                                                      -------------   -------------
                                                                      -------------   -------------

    Net decrease                                                          (23,931)        (69,525)
                                                                      =============   =============
                                                                      =============   =============


The accompanying notes are an integral part of these financial                          (Concluded)
statements.








                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2001, 2000, and 1999 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
January 28, 2002

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2001 AND 2000

====================================================================================================================================
(Dollars in Thousands)
                                                                             2001                      2000
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
    (amortized cost $9,904,453 and $9,372,009)                      $        10,116,175        $         9,419,865
  Common stock, at fair value (cost $74,107 and
    $68,472)                                                                     73,344                     95,036
  Mortgage loans on real estate (net of allowances
    of $57,654 and $61,242)                                                     613,453                    843,371
  Real estate                                                                   112,681                    106,690
  Policy loans                                                                3,000,441                  2,809,973
  Short-term investments, available-for-sale (cost
    $427,398 and $414,382)                                                      424,730                    414,382
                                                                    -----------------------    ----------------------

         Total Investments                                                   14,340,824                 13,689,317

OTHER ASSETS:
  Cash                                                                          213,731                    153,977
  Reinsurance receivable
    Related party                                                                 3,678                      4,297
    Other                                                                       278,674                    229,671
  Deferred policy acquisition costs                                             275,570                    279,688
  Investment income due and accrued                                             130,775                    139,152
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $53,431 and $34,700)                                                         89,533                    227,803
  Premiums in course of collection (net of
     allowances of $22,217 and $18,700)                                          99,811                    190,987
  Deferred income taxes                                                         149,140                    138,842
  Other assets                                                                  644,774                    462,515
SEPARATE ACCOUNT ASSETS                                                      12,584,661                 12,381,137
                                                                    -----------------------    ----------------------





TOTAL ASSETS                                                        $        28,811,171        $        27,897,386
                                                                    =======================    ======================

                                                                                                    (Continued)


====================================================================================================================================
                                                                                      2001                2000
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                             $      532,374      $      547,558
      Other                                                                         11,679,122          11,497,442
    Policy and contract claims                                                         401,389             441,326
    Policyholders' funds                                                               242,916             266,235
    Provision for policyholders' dividends                                              74,740              72,716
    Undistributed earnings on participating business                                   163,086             165,754
GENERAL LIABILITIES:
    Due to GWL                                                                          41,874              43,081
    Due to GWL&A Financial                                                             251,059             171,347
    Repurchase agreements                                                              250,889
    Commercial paper                                                                    97,046              97,631
    Other liabilities                                                                1,021,541             785,730
SEPARATE ACCOUNT LIABILITIES                                                        12,584,661          12,381,137
                                                                                -----------------   -----------------
         Total Liabilities                                                          27,340,697          26,469,957
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         712,801             717,704
    Accumulated other comprehensive income                                              76,507              33,672
    Retained earnings                                                                  674,134             669,021
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,470,474           1,427,429
                                                                                -----------------   -----------------




TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                      $   28,811,171      $   27,897,386
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

====================================================================================================================================
(Dollars in Thousands)
                                                                   2001                2000               1999
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                             $      18,144      $      20,853      $      23,233
    Other (net of premiums ceded totaling
      $82,028, $115,404, and $85,803)                             1,185,495          1,311,713          1,139,950
  Fee income                                                        947,255            871,627            635,147
  Net investment income (expense)
    Related party                                                   (14,546)           (14,517)           (10,923)
    Other                                                           955,880            945,958            886,869
  Net realized gains on investments                                  46,825             28,283              1,084
                                                              ----------------   -----------------  -----------------
                                                                  3,139,053          3,163,917          2,675,360

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $40,144,
    $62,803, and $80,681)                                         1,029,495          1,122,560            970,250
  Increase in reserves                                               58,433             53,550             33,631
  Interest paid or credited to contractholders                      530,027            490,131            494,081
  Provision for policyholders' share of earnings
    on participating business                                         2,182              5,188             13,716
  Dividends to policyholders                                         76,460             74,443             70,161
                                                              ----------------   -----------------  -----------------
                                                                  1,696,597          1,745,872          1,581,839


  Commissions                                                       197,099            204,444            173,405
  Operating expenses (income):
    Related party                                                    (1,043)              (704)              (768)
    Other                                                           794,731            775,885            593,575
  Premium taxes                                                      36,911             45,286             38,329
  Special charges                                                   127,040
                                                              ----------------   -----------------  -----------------
                                                                  2,851,335          2,770,783          2,386,380


INCOME BEFORE INCOME TAXES                                          287,718            393,134            288,980
PROVISION FOR INCOME TAXES:
  Current                                                           136,965            108,509             72,039
  Deferred                                                          (41,993)            25,531             11,223
                                                              ----------------   -----------------  -----------------
                                                                     94,972            134,040             83,262

                                                              ----------------   -----------------  -----------------
NET INCOME                                                    $     192,746      $     259,094      $     205,718
                                                              ================   =================  =================



See notes to consolidated financial statements.

------------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                                             Accumulated
                                      Preferred Stock           Common Stock      Additional     Other
                                  --------------------- ------------------------  Paid-in    Comprehensive   Retained
                                   Shares       Amount     Shares        Amount   Capital    Income (Loss)   Earnings      Total
                                  ---------   --------- -------------  ---------  ---------  -------------  ---------- -------------
BALANCES, JANUARY 1, 1999              0      $     0    7,032,000     $ 7,032    $699,556   $   61,560     $ 430,411  $  1,198,559
   Net income                                                                                                 205,718       205,718
   Other comprehensive loss                                                                    (146,421)                   (146,421)
                                                                                                                       -------------
Total comprehensive income                                                                                                   59,297
                                                                                                                       -------------
Dividends                                                                                                     (92,053)      (92,053)
Income tax benefit on stock
  compensation                                                                         760                                      760
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 1999            0            0    7,032,000       7,032     700,316      (84,861)      544,076     1,166,563
   Net income                                                                                                 259,094       259,094
   Other comprehensive income                                                                   118,533                     118,533
                                                                                                                       -------------
Total comprehensive income                                                                                                  377,627
                                                                                                                       -------------
Dividends                                                                                                    (134,149)     (134,149)
Capital contributions -
  Parent stock options                                                              15,052                                   15,052
Income tax benefit on stock
  compensation                                                                       2,336                                    2,336
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 2000            0      $     0    7,032,000     $ 7,032    $717,704   $   33,672     $ 669,021  $  1,427,429
   Net income                                                                                                 192,746       192,746
   Other comprehensive income                                                                    42,835                      42,835
                                                                                                                       -------------
Total comprehensive income                                                                                                  235,581
                                                                                                                       -------------
Dividends                                                                                                    (187,633)     (187,633)
Capital contributions adjustment -
  Parent stock options                                                             (12,098)                                 (12,098)
Income tax benefit on stock
   compensation                                                                      7,195                                    7,195
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 2001            0      $     0    7,032,000     $ 7,032    $712,801   $   76,507     $ 674,134  $  1,470,474
                                  =========   ========= =============  =========  =========  ============   ========== =============



See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                    2001               2000               1999
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                                  $     192,746      $     259,094      $     205,718
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                                 2,182              5,188             13,716
      Amortization of investments                                   (82,955)           (62,428)           (22,514)
      Net realized gains on investments                             (46,825)           (28,283)            (1,084)
      Depreciation and amortization (including
        goodwill impairment)                                         62,101             41,693             47,339
      Deferred income taxes                                         (41,993)            25,531             11,223
      Stock compensation (adjustment)                               (12,098)            15,052
  Changes in assets and liabilities, net of
    effects from acquisitions:
      Policy benefit liabilities                                    334,025            310,511            650,959
      Reinsurance receivable                                        (48,384)           (35,368)            19,636
      Receivables                                                   196,805           (128,382)           (37,482)
      Other, net                                                     44,232           (118,221)          (136,476)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   599,836            284,387            751,035
                                                              -----------------  -----------------  -----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                         8,571
           Maturities and redemptions                                                  323,728            520,511
         Available-for-sale
           Sales                                                  5,201,692          1,460,672          3,176,802
           Maturities and redemptions                             1,244,547            887,420            822,606
    Mortgage loans                                                  224,810            139,671            165,104
    Real estate                                                                          8,910              5,098
    Common stock                                                     38,331             61,889             18,116
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                             (100,524)          (563,285)
         Available-for-sale                                      (6,878,213)        (2,866,228)        (4,019,465)
    Mortgage loans                                                                      (4,208)            (2,720)
    Real estate                                                      (3,124)           (20,570)           (41,482)
    Common stock                                                    (27,777)           (52,972)           (19,698)
    Acquisitions, net of cash acquired                                                  82,214
                                                              -----------------  -----------------  -----------------
        Net cash provided by (used in)
           investing activities                               $    (199,734)     $     (71,427)     $      61,587
                                                              =================  =================  =================
                                                                                                      (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                    2001               2000               1999
                                                             -----------------   -----------------  -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                      $     (483,285)     $    (220,167)     $    (583,900)
  Due to GWL                                                         (1,207)             7,102            (16,898)
  Due to GWL&A Financial                                             81,473              3,665            175,035
  Dividends paid                                                   (187,633)          (134,149)           (92,053)
  Net commercial paper borrowings
     (repayments)                                                      (585)            97,631            (39,731)
  Net repurchase agreements borrowings
     (repayments)                                                   250,889            (80,579)          (163,680)
                                                              -----------------  -----------------  -----------------
         Net cash used in financing activities                     (340,348)          (326,497)          (721,227)
                                                              -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN CASH                                      59,754           (113,537)            91,395

CASH, BEGINNING OF YEAR                                             153,977            267,514            176,119
                                                              -----------------  -----------------  -----------------

CASH, END OF YEAR                                             $     213,731      $     153,977      $     267,514
                                                              =================  =================  =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                              $      59,895      $      78,510      $      76,150
    Interest                                                         17,529             21,060             14,125

Non-cash financing activity:
  Effect of capital - Parent stock options                          (12,098)            15,052


See notes to consolidated financial statements.                                                       (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
(Amounts in Thousands, except Share Amounts)
================================================================================

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

       1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses reported as accumulated other comprehensive income
              (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4.     Investments in common stock are carried at fair value.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $44,914 and $35,409 are included in other assets at December 31, 2001, and 2000, respectively. The Company capitalized, net of depreciation, $6,896, $17,309 and $18,099 of internal use software development costs for the years ended December 31, 2001, 2000 and 1999, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,096, $36,834, and $43,512 in 2001, 2000, and 1999, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,941,905 and $7,762,065 at December 31, 2001 and 2000, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,188,553 and $4,189,716 at December 31, 2001 and 2000, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,837,611 and $4,557,599 at December 31, 2001 and 2000,
       respectively. Participating business approximates 25.8%, 28.6%, and 31.0% of the Company's ordinary life insurance in force and 85.4%, 85.2%, and 94.0% of ordinary life insurance premium income for the years ended December 31, 2001, 2000, and 1999, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Effective January 1, 2001, the Company adopted Financial Account Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." SFAS 138 requires all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. The adoption of SFAS No. 133 resulted in an approximate $1,000 after-tax increase to accumulated other comprehensive income, which has been included in the current year change in other comprehensive income in the Statement of Stockholder's Equity.

       Hedge ineffectiveness of $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the year ended December 31, 2001.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $469 were reclassified to net investment income in 2001. The Company estimates that $563 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

       Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.1%, 6.2%, and 6.2% in 2001, 2000, and 1999.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) is considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

       Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.
       141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002 and, although it is still reviewing the provisions of this Statement, management's preliminary assessment is that the Statement will not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

       Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company is not expected to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

       Investment management revenue                            $       186       $       120        $       130
       Administrative and underwriting revenue                        1,043               704                768


       At December 31, 2001 and 2000, due to GWL includes $16,536 and $17,743 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2001 and 2000, due to GWL&A Financial includes $76,024 and $(3,688) due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,732, $14,637, and $11,053 for the years ended December 31, 2001,
       2000, and 1999, respectively.

4.     ALLOWANCES ON POLICYHOLDER RECEIVABLES

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Allowances for amounts receivable related to uninsured accident and health plan claims:


                                                                       2001               2000               1999
                                                                  --------------    ---------------    ---------------

       Balance, beginning of year                                 $     34,700      $     31,200       $     31,200
       Provisions charged to operations                                 50,500             7,700              4,500
       Amounts written off - net                                       (31,769)           (4,200)            (4,500)
                                                                  --------------    ---------------    ---------------
       Balance, end of year                                       $     53,431      $     34,700       $     31,200
                                                                  ==============    ===============    ===============

       Allowances for premiums in course of collection:

                                                                      2001               2000               1999
                                                                  --------------    ---------------    ---------------

       Balance, beginning of year                                 $     18,700      $     13,900       $     13,900
       Provisions charged to operations                                 29,642            14,500              2,500
       Amounts written off - net                                       (26,125)           (9,700)            (2,500)
                                                                  --------------    ---------------    ---------------
       Balance, end of year                                       $     22,217      $     18,700       $     13,900
                                                                  ==============    ===============    ===============

5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2001 and 2000, the reinsurance receivable had a carrying value of $282,352 and $233,968, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:

                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
       December 31, 2001:
        Life insurance in force:
          Individual            $  43,370,006     $   8,330,282     $   7,399,250        42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 100,020,096     $   8,330,282     $  17,288,046     $ 108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     384,688     $      32,820     $      37,442     $     389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,215,658     $      81,821     $      80,192     $   1,214,029
                                ===============   ================  ================  ================



                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
       December 31, 2000:
        Life insurance in force:
          Individual            $  39,067,268     $   5,727,745     $   7,563,302     $  40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 114,767,388     $   5,727,745     $  28,174,198     $ 137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     349,097     $      35,448     $      88,994     $     402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,176,141     $     115,153     $     264,288     $   1,325,276
                                ===============   ================  ================  ================

       December 31, 1999:
        Life insurance in force:
          Individual            $  35,362,934     $   5,195,961     $   8,467,877     $  38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 116,080,132     $   5,195,961     $  10,680,618     $ 121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     306,101     $      27,399     $      46,715     $     325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,107,856     $      85,646     $     126,468     $   1,148,678
                                ===============   ================  ================  ================

6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
       Investment income:
        Fixed maturities and short-term
          Investments                                           $    693,573      $    675,200       $    635,601
        Common stock                                                   4,882             1,584              1,345
        Mortgage loans on real estate                                 69,237            80,775             88,033
        Real estate                                                   22,335            22,068             19,618
        Policy loans                                                 204,198           191,320            167,109
        Other                                                            101               120                138
                                                                ---------------   ---------------    ---------------
                                                                     994,326           971,067            911,844
       Investment expenses, including interest on
        amounts charged by the related parties
        of $14,732, $14,637, and $11,053                              52,992            39,626             35,898
                                                                ---------------   ---------------    ---------------
       Net investment income                                    $    941,334      $    931,441       $    875,946
                                                                ===============   ===============    ===============


       Net realized gains (losses) on investments are as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
       Realized gains (losses):
        Fixed maturities                                        $     32,116      $    (16,752)      $     (8,321)
        Common stock                                                  13,052            33,411                463
        Mortgage loans on real estate                                  1,657             2,207              1,429
        Real estate                                                                        490                513
        Provisions                                                                       8,927              7,000
                                                                ---------------   ---------------    ---------------
       Net realized gains on investments                        $     46,825      $     28,283       $      1,084
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S. Government
          Agencies                     $  1,744,590    $   45,585      $    7,577      $ 1,782,598     $ 1,782,598
        Collateralized mortgage
          obligations                       435,074         9,900             125          444,849         444,849
        Public utilities                    647,754        22,823           5,997          664,580         664,580
        Corporate bonds                   2,943,635       114,871          71,504        2,987,002       2,987,002
        Foreign governments                  26,466         1,824                           28,290          28,290
        State and municipalities            935,758        35,462           3,955          967,265         967,265
        Direct mortgage pass-
          through certificates              345,979         2,537           2,840          345,676         345,676
        Mortgage-backed
          Securities - other                 97,136         7,020                          104,156         104,156
        Asset backed securities           2,728,061        76,187          12,489        2,791,759       2,791,759
                                       ------------    ------------    ------------    ------------    ------------
                                       $  9,904,453    $  316,209      $  104,487      $10,116,175     $10,116,175
                                       ============    ============    ============    ============    ============

       Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S.Government
          Agencies                     $  1,115,926    $   14,528      $    3,483      $ 1,126,971     $ 1,126,971
        Collateralized mortgage
          obligations                       708,707         8,592           7,201          710,098         710,098
        Public utilities                    654,729        13,251           7,063          660,917         660,917
        Corporate bonds                   3,036,921        66,903          85,559        3,018,265       3,018,265
        Foreign governments                  49,505         1,019             376           50,148          50,148
        State and municipalities            815,246        20,424           6,502          829,168         829,168
        Direct mortgage pass-
          through certificates              356,975         2,719           1,091          358,603         358,603
        Mortgage-backed
          Securities - other                100,786         5,401             363          105,824         105,824
        Asset backed securities           2,533,214        46,602          19,945        2,559,871       2,559,871
                                       ------------    ------------    ------------    ------------    ------------
                                       $  9,372,009    $  179,439      $  131,583      $ 9,419,865     $ 9,419,865
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2001, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized           Estimated
                                                 Cost             Fair Value
                                            ----------------    ----------------
       Due in one year or less              $       614,336     $       627,259
       Due after one year
         through five years                       2,481,589           2,579,308
       Due after five years
         through ten years                        1,171,127           1,189,693
       Due after ten years                          848,427             838,494
       Mortgage-backed
         Securities                               2,060,913           2,089,662
       Asset-backed securities                    2,728,061           2,791,759
                                            ----------------    ----------------
                                            $     9,904,453     $    10,116,175
                                            ================    ================

       Proceeds from sales of securities available-for-sale were $5,201,737, $1,460,672, and $3,176,802 during 2001, 2000, and 1999, respectively. The realized gains on such sales totaled $42,343, $8,015, and $10,080 for 2001, 2000, and 1999, respectively. The realized losses totaled $10,186, $24,053, and $19,720 for 2001, 2000, and 1999, respectively. During the years 2001, 2000, and 1999, held-to-maturity securities with amortized cost of $0, $8,571, and $0 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2001 and 2000, pursuant to fully collateralized securities lending arrangements, the Company had loaned $278,471 and $208,702 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market and foreign exchange risk.

       The following table summarizes the 2001 financial hedge instruments:

                                             Notional                 Strike/Swap
       December 31, 2001                      Amount                     Rate                       Maturity
       -------------------------------    ---------------    ------------------------------    --------------------
       Interest Rate Caps                 $   1,402,000          6.75% - 11.65% (CMT)             01/02 - 01/05
       Interest Rate Swaps                      365,018              3.13% - 7.32%                01/02- 12/06
       Foreign Currency
         Exchange Contracts                      13,585                   N/A                     06/05 - 07/06
       Options     Calls                        191,300                 Various                   01/02 - 01/06
                   Puts                         131,000                 Various                   12/01 - 12/02

       The following table summarizes the 2000 financial hedge instruments:

                                             Notional                  Strike/Swap
       December 31, 2000                      Amount                      Rate                        Maturity
       -------------------------------    ---------------    --------------------------------    --------------------
       Interest Rate Futures              $     171,800               5.17% - 5.68%                     3/01
       Interest Rate Caps                     1,562,000           7.64% - 11.82% (CMT)              6/00 - 12/06
       Interest Rate Swaps                      300,041               5.00% - 8.62%                 1/01 - 12/06
       Foreign Currency
         Exchange Contracts                      18,371                    N/A                       6/05 - 7/06
       Options     Calls                        111,400                  Various                    5/01 - 11/05

       CMT - Constant Maturity Treasury Rate


       The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2001, approximately 29% of the Company's mortgage loans were collateralized by real estate located in California.

       The following is information with respect to impaired mortgage loans:

                                                                                    2001                2000
                                                                               ----------------    ----------------

       Loans, net of related allowance for credit losses of
         $13,018 and $12,777                                                   $         6,300     $         9,116
       Loans with no related allowance for credit losses                                 5,180              12,954
       Average balance of impaired loans during the year                                31,554              39,321
       Interest income recognized (while impaired)                                       1,617               1,648
       Interest income received and recorded (while impaired)
         Using the cash basis method of recognition                                      1,744               1,632


       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $56,258 and $73,518 at December 31, 2001 and 2000, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

       Balance, beginning of year                               $      61,242     $      77,416      $      83,416
       Provision for loan losses                                                         (8,927)            (7,000)
       Charge-offs                                                     (3,588)           (7,247)
       Recoveries                                                                                            1,000
                                                                ---------------   ---------------    ---------------
       Balance, end of year                                     $      57,654     $      61,242      $      77,416
                                                                ===============   ===============    ===============

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2001, commercial paper outstanding of $97,046 had a maturity of 4 days and an interest rate of 2.55%. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%.

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2001                                  2000
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
       ASSETS:
         Fixed maturities and
           short-term investments            $  10,540,905      $  10,540,905      $   9,834,247     $   9,834,247
         Mortgage loans on real
           estate                                  613,453            624,102            843,371           856,848
         Policy loans                            3,000,441          3,000,441          2,809,973         2,809,973
         Common stock                               73,344             73,344             95,036            95,036

       LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,188,553          4,210,759          4,189,716         4,204,907
         Policyholders' funds                      242,916            242,916            266,235           266,235
         Due to GWL                                 41,874             41,441             43,081            41,332
         Due to GWL&A Financial                    251,059            251,059            171,347           158,222
         Commercial paper                           97,046             97,046             97,631            97,631
         Repurchase agreements                     250,889            250,889


       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair-value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $20,617 and $7,188 at December 31, 2001 and 2000, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2001.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $33 and $1,858 of liabilities in 2001 and 2000, respectively. Included in the net asset position for foreign currency exchange contracts are $127 and $0 of liabilities in 2001 and 2000, respectively.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2001, 2000, and 1999 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2001         2000        1999         2001        2000        1999
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning     $ 140,563   $  126,130   $ 131,305   $  33,018    $ 29,228    $  19,944
      of year
      Service cost                            8,093        7,062       7,853       3,331       2,305        2,186
      Interest cost                           9,718        9,475       8,359       3,303       2,167        1,652
      Acquisition of new employees                                     4,155       7,823
      Actuarial (gain) loss                  (2,640)       2,510     (22,363)     11,401                    3,616
      Prior service for former Alta
        employees                                                                                           2,471
      Benefits paid                          (5,213)      (4,614)     (3,179)     (1,015)       (682)        (641)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 193,511   $  192,093   $ 183,136   $            $           $
      Actual return on plan assets             (637)       6,032      12,055
      Addition of former Alta employees
        and other adjustments                                             81
      Benefits paid                          (5,213)      (4,614)     (3,179)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      187,661      193,511     192,093
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status               37,140       52,948      65,963      (57,861)    (33,018)     (29,228)
      Unrecognized net actuarial (gain)      (1,499)     (15,239)    (30,161)     14,659       3,430        3,464
      loss
      Unrecognized prior service cost         2,533        3,073       3,614       9,326       2,148        2,310
      Unrecognized net obligation or
      (asset)
        at transition                       (15,142)     (16,655)    (18,170)     12,120      12,928       13,736
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost      $  23,032   $   24,127   $  21,246   $  (21,756)  $ (14,512)  $  (9,718)
                                            =========    =========   =========    =========   =========    ========

      Components of net periodic
      benefit cost
      Service cost                        $   8,093   $    7,062   $   7,853   $   3,331    $  2,305    $   2,186
      Interest cost                           9,718        9,475       8,360       3,303       2,167        1,652
      Expected return on plan assets        (15,276)     (17,567)    (15,664)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            541          541         541         645         162          162
      Amortization of gain from earlier
        periods                                (467)        (879)        (80)        172          34           38
                                            ---------    ---------                ---------   ---------    --------
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   1,095   $   (2,882)  $    (504)  $   8,259    $  5,476    $   4,846
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           7.25%        7.50%       7.50%        7.25%       7.50%        7.50%
      Expected return on plan assets          8.00%        9.25%       8.50%        8.00%       9.25%        8.50%
      Rate of compensation increase           4.00%        5.00%       5.00%        4.00%       5.00%        5.00%


       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2001, 2000, or 1999.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                    $          2,246         $         (1,465)
      Increase (decrease) on post-retirement benefit                             12,877                   (9,914)
        obligation


       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2001, 2000, and 1999 totaled $7,773, $6,130, and $5,504, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,033, $19,264, and $17,367 for years ending December 31, 2001, 2000, and 1999, respectively. The participant deferrals earn interest at 7.2% at December 31, 2001, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2001, 2000, and 1999 was $1,434, $1,358, and $1,231,
       respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2001, 2000, and 1999 was $2,726, $3,023, and $3,002,
       respectively. The total liability of $20,881 and $18,794 as of December 31, 2001 and 2000 is included in other liabilities.

11.    FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2001            2000             1999
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Change in tax rate resulting from:
        Settlement of GWL tax exposures                                                                  (5.9)
         Investment income not subject
           to federal tax                                               (1.7)           (0.9)
        Other, net                                                      (0.3)                            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             33.0   %        34.1   %         28.8   %
                                                                  ============    ============     ============

       The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

       Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

       Temporary differences of which give rise to the deferred tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                               2001                              2000
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred           Deferred        Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      157,703   $                 $       114,074  $
      Deferred policy acquisition costs                                   47,101                           48,543
      Deferred acquisition cost
        proxy tax                                     113,505                             110,239
      Investment assets                                                   88,595                           35,714
      Allowance for uncollectibles                     10,570
      Net operating loss carryforwards                    444                                 444
      Other                                             2,614                                 103
                                                  -------------    --------------    -------------    -------------
               Subtotal                               284,836            135,696          224,860          84,257
      Valuation allowance                                                                  (1,761)
                                                  -------------    --------------    -------------    -------------
               Total Deferred Taxes            $      284,836   $        135,696  $       223,099  $       84,257
                                                  =============    ==============    =============    =============

       Amounts included in investment assets above include $40,122 and $21,228 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2001 and 2000, respectively.

       The Company will file a consolidated tax return for 2001. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2001, the Company's subsidiaries had approximately $1,269 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2001 and 2000, respectively.

       The Company's valuation allowance was decreased in 2001, 2000, and 1999 by $1,761, $0, and $(17), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.    OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

       Other comprehensive loss for the year ended December 31, 1999 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                           $      (303,033)    $        106,061    $        (196,972)
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (9,958)               3,485               (6,473)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                         (312,991)             109,546             (203,445)
      Reserve and  DAC adjustment                                87,729              (30,705)              57,024
                                                          -----------------    ----------------    -----------------
      Other comprehensive loss                          $      (225,262)    $         78,841    $        (146,421)
                                                          =================    ================    =================


13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2001 and 2000, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2001, 2000, and 1999, respectively. In addition, dividends of $187,633, $134,149, and $92,053 were paid on common stock in 2001, 2000, and 1999, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

       The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                 2001                2000                1999
                                                            ----------------    ----------------    ---------------
                                                              (Unaudited)
      Net income                                         $        266,398    $        293,521    $          253,123
      Capital and surplus                                       1,200,372           1,083,718             1,004,745


       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2001 were $1,200,372 and $272,138 [Unaudited], respectively. The Company should be able to pay up to $272,138 [Unaudited] of dividends in 2002.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2001, 2000, and 1999, stock available for award to Company employees under the Lifeco plan aggregated 3,278,331, 4,808,047, and 885,150 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable, if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 1998, 2000, and 2001 totaling 380,000, 120,000, and 80,000 respectively, become exercisable if certain sales or financial targets are attained. During 2001, 2000, and 1999, 7,750, 13,250, and 11,250 of these options vested and accordingly, the Company recognized compensation expense of $48, $151, and $23, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                          2001                          2000                         1999
                                --------------------------    -------------------------    -------------------------
                                  Options         WAEP          Options        WAEP         Options         WAEP
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1          7,675,551  $    9.91         6,867,098  $    9.20        6,744,824  $     8.15
        Granted                      947,500      22.28         1,386,503      14.88          675,500       16.29
        Exercised                  1,463,588       5.89           451,300       7.74          234,476        5.69
        Expired or
          canceled                   690,334      11.24           126,750      12.17          318,750       13.81
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding,
        Dec. 31                    6,469,129  $   11.59         7,675,551  $    9.91        6,867,098  $     9.20
                                =============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                2,673,460  $    8.01         3,077,998  $    7.11        2,503,998  $     7.00
                                =============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year          $     4.22                    $     4.38                   $     5.16
                                =============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2001:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $ 5.32 - 7.07                1,823,560           4.68     $       5.42           1,803,560    $        5.40
      $10.19 - 16.90               3,775,569           6.73     $      12.22             867,400    $       13.40

      $21.52 - 22.23                 870,000           9.66     $      21.77               2,500    $       22.01


       Of the exercisable Lifeco options, 2,623,960 relate to fixed option grants and 49,500 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2001, 2000, and 1999, stock available for award under the PFC plan aggregated 2,710,800, 2,790,800, and 4,340,800 shares.

       Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                           2001                          2000                          1999
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.29           285,054  $     3.23           355,054  $    2.89
        Exercised                                                   215,054        3.30            70,000       2.28
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                    70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========

       As of December 31, 2001, the PFC options outstanding have an exercise price of $2.16 and a weighted-average remaining contractual life of 1.36 years.

       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,801, $1,686, and $1,039, in 2001, 2000, and 1999,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2001, 2000, and 1999, respectively: dividend yields of 3.84%, 3.95%, and 3.63%, expected volatility of 20.1%, 30.1%, and 32.4%, risk-free interest rates of 5.30%, 6.61%, and 6.65% and expected lives of 7.5 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,983     $       169,656     $      1,203,639
         Fee income                                             809,574             137,681              947,255
         Net investment income                                   90,720             850,614              941,334
         Realized investment gains                               17,881              28,944               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,952,158           1,186,895            3,139,053
      Benefits and Expenses:
         Benefits                                               867,031             829,566            1,696,597
         Operating expenses                                     863,021             164,677            1,027,698
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,730,052             994,243            2,724,295
      Income taxes                                               75,962              65,150              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         146,144             127,502              273,646
      Special charges (net)                                      80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         65,244     $       127,502     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,497,077     $    12,843,747     $     14,340,824
      Other assets                                              912,653             973,033            1,885,686
      Separate account assets                                 5,854,652           6,730,009           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,264,382     $    20,546,789     $     28,811,171
                                                          =================   =================   =================


       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,136     $       190,430     $      1,332,566
         Fee income                                             752,309             119,318              871,627
         Net investment income                                   94,800             836,641              931,441
         Realized investment gains (losses)                      (3,572)             31,855               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,985,673           1,178,244            3,163,917
      Benefits and Expenses:
         Benefits                                               922,925             822,947            1,745,872
         Operating expenses                                     856,463             168,448            1,024,911
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,779,388             991,395            2,770,783
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  206,285             186,849              393,134
      Income taxes                                               70,197              63,843              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,088     $       123,006     $        259,094
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,438,650     $    12,250,667     $     13,689,317
      Other assets                                              980,245             846,687            1,826,932
      Separate account assets                                 6,537,095           5,844,042           12,381,137
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,955,990     $    18,941,396     $     27,897,386
                                                          =================   =================   =================

       Year ended December 31, 1999

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        990,449     $       172,734     $      1,163,183
         Fee income                                             548,580              86,567              635,147
         Net investment income                                   80,039             795,907              875,946
         Realized investment gains (losses)                      (1,224)              2,308                1,084
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      Benefits and Expenses:
         Benefits                                               789,084             792,755            1,581,839
         Operating expenses                                     661,119             143,422              804,541
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  167,641             121,339              288,980
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
                                                          =================   =================   =================

       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2001                2000                1999
                                                        -----------------    ----------------    ----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $     1,033,983     $      1,142,136    $        990,449
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                   1,033,983            1,142,136             990,449
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            8,429                7,253              14,344
             Individual Insurance                             161,227              183,177             158,390
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    169,656              190,430             172,734
                                                        -----------------    ----------------    ----------------
      Total premium income                            $     1,203,639     $      1,332,566    $      1,163,183
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health                      $       713,296     $        648,328    $        454,071
               (uninsured plans)
             401(k)                                            96,278              103,981              94,509
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     809,574              752,309             548,580
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          119,793              111,201              81,331
             Individual Insurance                              17,888                8,117               5,236
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    137,681              119,318              86,567
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       947,255     $        871,627    $        635,147
                                                        =================    ================    ================

16.    COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                     PART C
                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

           (a)    Financial Statements


        The consolidated balance sheets of GWL&A as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001, as well as the financial statements of the Series Account for the years ended December 31, 2001 and 2000, are included in Part B.



           (b)    Exhibits


(1) Copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form N-4 (File No. 33-82610) filed April 27, 2001.


(2)     Not Applicable



(3) Form Underwriting Agreement is incorporated by reference to Registrant's Pre- Effective Amendment No. 1 (File No. 333-44839) filed August 14, 1998.

(4) Form of variable annuity contracts no longer being offered by are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 (File No. 2-73879) on its Form S-6 filed March 10, 1982. Copy of variable annuity contract currently being offered by Registrant is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form N-4 (File No. 33-82610) filed April 27, 2001.

(5) Form of application used with variable annuity contracts no longer being offered by Registrant are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 (File No. 2-73879) on Form S-6 filed March 10, 1982. Copy of application used with variable annuity contract currently is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form N-4 (File No. 33-82610) filed April 27, 2001.

(6)  Copies  of  Articles  of   Incorporation   and  Bylaws  of  Depositor   are
     incorporated by reference to Amendment No. 2 to the Registration Statement filed by Depositor on Form S-1 on October 29, 1996 (File No. 333-01173).


(7)  Not Applicable

(8) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Great-West Life & Annuity Insurance Company, dated February 1, 1994.

     First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Great-West Life & Annuity Insurance Company, dated November 1, 2000.

     Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Great-West Life & Annuity Insurance Company, dated May 1, 2001.



(9) Copy of opinion of counsel for contracts no longer being offered by Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-4 (File No. 2-73879) filed April 30, 1987. Copy of opinion of counsel for contracts currently being offered by Registrant is incorporated by reference to Registrant's Post Effective Amendment No. 8 (File No. 33-82610) filed April 27, 2001.

(10) (a) Written Consent of Jorden Burt LLP filed herewith.

     (b) Written Consent of Deloitte & Touche LLP filed herewith.


(11) Not Applicable

(12) Not Applicable


(13) Schedule for  Computation  of  Performance  Quotations is  incorporated  by
     reference  to  Registrant's   Post-Effective  Amendment  No.  3  (File  No.
     33-82610) on Form N-4 filed on April 25, 1997.




Item 25.   Directors and Officers of the Depositor

                                                                   Position and Offices
Name                     Principal Business Address                    with Depositor
----                     --------------------------                 -------------------

James Balog              2205 North Southwinds Boulevard            Director
                         Vero Beach, Florida  32963

James W. Burns, O.C.            (4)                                 Director

Orest T. Dackow                 (3)                                 Director

Andre Desmarais                 (4)                                 Director

Paul Desmarais, Jr.             (4)                                 Director


Robert Gratton                  (5)                                 Chairman


Kevin P. Kavanagh               (1)                                 Director

William Mackness         696 Whitehaven Cresent                     Director
                         London, Ontario  N6G 4V4

William T. McCallum             (3)                                 Director, President and
                                                                    Chief Executive Officer

Jerry E.A. Nickerson     H.B. Nickerson & Sons Limited              Director
                         P.O. Box 130
                         265 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                          Director

Michel Plessis-Belair, F.C.A.          (4)                          Director


Brian E. Walsh           QVan Capital, LLC                          Director
                         1 Dock Street
                         4th Floor.

                         Stamford, Connecticut 06902




John A. Brown                   (3)                                 Senior Vice-President, Sales,
                                                                    Financial Services



Name                     Principal Business Address                 Position and Offices
                                                                    with Depositor

Mark Corbett                    (3)                                 Senior Vice-President,
                                                                    Investments


John R. Gabbert                 (2)                                 Senior Vice-President and Chief
                                                                    Information Officer,
                                                                    Employee Benefits


Donna A. Goldin                 (2)                                 Executive Vice-President,
                                                                    and Chief Operating Officer,
                                                                    One Benefits Corporation


M.T.G. Graye                    (3)                                 Executive Vice-President,
                                                                    Chief Financial Officer

Wayne T. Hoffman                (3)                                 Senior Vice-President,
                                                                    Investments

D. Craig Lennox          8525 East Orchard Road                     Senior Vice-President,
                         Greenwood Village, Colorado, 80111         General Counsel and
                                                                    Secretary

Steven H. Miller                (2)                                 Senior Vice-President,
                                                                    Employee Benefits, Sales


Charles P. Nelson               (3)                                 Senior Vice President,

                                                                    Public Non-Profit Markets


Martin L. Rosenbaum             (2)                                 Senior Vice-President,
                                                                    Employee Benefits,
                                                                    Operations


Gregory E. Seller               (3)                                 Senior Vice President,
                                                                    Government Markets

Robert K. Shaw                  (3)                                 Senior Vice-President,
                                                                    Individual Markets


Name                     Principal Business Address                 Position and Offices
-----------------------------------------------------------------------------------------
                                                                    with Depositor
----------------------------------------------------------------------------------


George D. Webb                  (3)                                 Senior Vice-President,
                                                                    Financial Services

Warren J. Winer                 (6)                                 Senior Vice President, Employee
                                                                    Benefits, National Accounts


Douglas L. Wooden               (3)                                 Executive Vice-President,
                                                                    Financial Services

Jay W. Wright                   (2)                                 Senior Vice-President,
                                                                    Employees Benefits
 --------------------------------------

(1)        100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)        8505 East Orchard Road, Greenwood Village, Colorado  80111.

(3)        8515 East Orchard Road, Greenwood Village, Colorado  80111.

(4)        Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5)        Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.


(6) 13045 Tesson Ferry Road, St. Louis, Missouri  63128.


Item 26.   Persons controlled by or under common control with the Depositor or Registrant
           ------------------------------------------------------------------------------

    ORGANIZATIONAL CHART
         (State/Country of Organization) - Nature of Business


Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
             54.04% - Investors Group Inc. (Canada) - Investment Company
                100.0% - Investors Group Trustco Inc. (Canada) - Holding Corporation
                    100.0% - I.G. Investment Management, Ltd. (Canada) - Investment Management Corporation
                       100.0% - Mackenzie Financial Corporation (Ontario) - Investment Management and Wholesale Distribution
                                Corporation)
                       100.0% - Mackenzie Investment Management Inc. (Delaware) - Investment Management Corporation
                           100.0% - Ivy Management, Inc. (Massachusetts) - Investment Adviser
                           100.0% - Ivy Management Distributors Inc. (Florida) - Securities Broker/Dealer
                           100.0% - Ivy Mackenzie Services Corp. (Florida) - Transfer Agent
             81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                  100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                    100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                      100.0% - Great-West Life & Annuity Capital I (Delaware)- Business Trust
                        100.0% - Great-West Life & Annuity Insurance Company (Colorado) - (of which FutureFunds Series Account is a separate account) Life and Health Insurance Company
                           100.0%  - First Great-West Life & Annuity Insurance Company (New York)-Life and Health Insurance Company
                           100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                           100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                           100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third Party Administrator
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                    Party Administrator
                                    100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) - Third Party Administrator
                                    100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts-Insurance Agency
                           100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                                    100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0%  - One Health Plan of California, Inc. (California) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Massachusetts, Inc. (Massachusetts) -  Health Maintenance
                                              Organization
                                    100.0%  - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0%  - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                              Organization
                                    100.0%  - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0%  - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0%  - One Health Plan of North Carolina, Inc. (North Carolina) - Health
                                              Maintenance Organization
                                    100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                                    100.0%  - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred
                                              Provider Organization
                                    100.0%  - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0%  - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                           100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                           100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                            50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                           100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                            92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                            86.8%  - Orchard Series Fund (Delaware) - Investment Company
                           100.0%  - Orchard Trust Company (Colorado) - Trust Company



Item 27.   Number of Contract Owners


           As of March 31, 2002, there were 448 Contract Owners.


Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:


           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.


           (3)  "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

               (a)  The person conducted himself or herself in goodfaith; and

               (b)  The person reasonably believed:

                    (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                    (II) In all  other  cases,  that his or her  conduct  was at least not opposed to the corporation's best interests; and

               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4)    A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

               (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of his good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required by subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3)  If a quorum cannot be obtained as contemplated in paragraph
           (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)    By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expense is permissible; except that, if the determination that indemnification or advance of expense is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1)    Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.


                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.


   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


                                 Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

   (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, FutureFunds Series Account, and Pinnacle Series Account in addition to those of the Registrant.

   (b)     Directors and Officers of BCE

                                                                    Position and Offices
Name                     Principal Business Address                 with Underwriter
----                     --------------------------                 --------------------

Charles P. Nelson               (1)                                 Chairperson and President

Robert K. Shaw                  (1)                                 Director



Gregg E. Seller          18101 Von Karman Ave.                      Director; Vice President
                         Suite 1460                                 Major Accounts
                         Irvine, CA 92715

D.L. Wooden                     (1)                                 Director


Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne         8525 East Orchard Road                     Secretary
                         Greenwood Village, CO  80111

Teresa Buckley                  (1)                                 Compliance Officer
------------

(1)  8515 E. Orchard Road, Greenwood Village, Colorado 80111

   (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on                Brokerage
Underwriter       Commissions           Redemption           Commissions   Compensation
BCE                   -0-                   -0-                 -0-             -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.          Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.


                                          SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 26th day of April, 2002.

                                            MAXIM SERIES ACCOUNT
                                            (Registrant)


                                            By: /s/ William T. McCallum
                                                -----------------------
                                                William T. McCallum, President
                                                and Chief Executive Officer of
                                                Great-West Life & Annuity
                                                Insurance Company


                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)


                                            By:    /s/ William T. McCallum
                                                  -----------------------
                                                 William T. McCallum, President
                                                 and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:
Signature and Title                                              Date


/s/ Robert Gratton*                                       April 26, 2002
-------------------
Director and Chairman of the Board
(Robert Gratton*)


/s/ William T. McCallum                                   April 26, 2002
-----------------------
Director, President and Chief Executive
Officer (William T. McCallum)


/s/ Mitchell T.G. Graye                                    April 26, 2002
-----------------------
Executive Vice President and Chief Financial Officer
(Mitchell T.G. Graye)



Signature and Title                                              Date


/s/ James Balog*                                          April 26, 2002
----------------
Director, (James Balog*)


/s/ James W. Burns*                                       April 26, 2002
-------------------
Director, (James W. Burns*)


/s/ Orest T. Dackow*                                      April 26, 2002
--------------------
Director (Orest T. Dackow*)


/s/ Andre Desmarais*                                      April 26, 2002
--------------------
Director (Andre Desmarais*)


/s/ Paul Desmarais, Jr.*                                  April 26, 2002
------------------------
Director (Paul Desmarais, Jr.*)


/s/ Kevin P. Kavanagh*                                   April 26, 2002
----------------------
Director (Kevin P. Kavanagh*)


/s/ William Mackness*                                     April 26, 2002
---------------------
Director (William Mackness*)


/s/ Jerry E.A. Nickerson*                                 April 26, 2002
-------------------------
Director (Jerry E.A. Nickerson*)


/s/  P. Michael Pitfield*                                April 26, 2002
-------------------------
Director (P. Michael Pitfield*)


/s/ Michel Plessis-Belair*                                April 26, 2002
--------------------------
Director (Michel Plessis-Belair*)


/s/ Brian E. Walsh*                                       April 26, 2002
-------------------
Director (Brian E. Walsh*)


*By:    /s/ D.C. Lennox                                 April 26, 2002
        ---------------

D. C. Lennox, Attorney-in-fact pursuant to Powers of Attorney filed under Registrant's initial registration statement for the AICPA Variable Annuity under the Maxim Series Account on Form N-4 (File No. 333-44839) filed January 23, 1998."

                                EXHIBIT INDEX

8                       Copies of Fund Participation Agreements
10(a)                   Consent of Jorden Burt LLP
10(b)                   Consent of Deloitte & Touche LLP



Exhibit 8               Copies of Fund Participation Agreements

                             PARTICIPATION AGREEMENT

                                      Among

                       VARIABLE INSURANCE PRODUCTS FUND II

                        FIDELITY DISTRIBUTORS CORPORATION

                                       and

                   GREAT-WEST LIFE & ANNUITYINSURANCE COMPANY

THIS AGREEMENT, made and entered into as of the 1st day of February, 1994 by and among GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY, (hereinafter the "Company"), a Colorado corporation, on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A hereto as may be amended from time to time (each such account hereinafter referred to as the "Account"), and the VARIABLE INSURANCE PRODUCTS FUND II, an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts (hereinafter the "Fund") and FIDELITY DISTRIBUTORS CORPORATION (hereinafter the "Underwriter"), a Massachusetts corporation.

WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies which have entered into participation agreements with the Fund and the Underwriter (hereinafter "Participating Insurance Companies"); and

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets, any one or more of which may be made available under this Agreement, as may be amended from time to time by mutual agreement of the parties hereto (each such series hereinafter referred to as a "Portfolio"); and

WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission, dated September 17, 1986 (File No. 812-6422), granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the " 1940 Act") and Rules 6e-2(b) (15) and 6e-3(T) (b) (15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (hereinafter the "Shared Funding Exemptive Order"); and

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 193 3, as amended (hereinafter the " 193 3 Act"); and

WHEREAS, Fidelity Management & Research Company (the "Adviser") is duly registered as an investment adviser under the federal Investment Advisers Act of 1940 and any applicable state securities law; and

WHEREAS, the Company has registered or will register certain variable life insurance and variable annuity contracts under the 1933 Act; and

WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid variable annuity contracts; and

WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act; and

WHEREAS, the Underwriter is registered as a broker dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as amended, (hereinafter the " 1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD"); and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios on behalf of each Account to fund certain of the aforesaid variable life and variable annuity contracts and the Underwriter is authorized to sell such shares to unit investment trusts such as each Account at net asset value;

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund and the Underwriter agree as follows:

                         ARTICLE 1. Sale of Fund Shares

1. 1. The Underwriter agrees to sell to the Company those shares of the Fund which each Account orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Fund. For purposes of this Section 1. 1, the Company shall be the designee of the Fund for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order by 9:00 a.m. Boston time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

1.2. The Fund agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and its Accounts on those days on which the Fund calculates its net asset value pursuant to rules of the Securities and Exchange Commission. The Fund shall make its net asset value per share for each Portfolio available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Eastern time, the same day) and shall use its best efforts to make such net aset value per share available by 7 p.m. Eastern time. Notwithstanding the foregoing, the Board of Trustees of the Fund (hereinafter the "Board") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

1.3. The Fund and the Underwriter agree that shares of the Fund will be sold only to Participating Insurance Companies and their separate accounts. No shares of any Portfolio will be sold to the general public.

1.4. The Fund and the Underwriter will not sell Fund shares to any insurance company or separate account unless an agreement containing provisions substantially the same as Articles 1, 111, V, VII and Section 2.5 of Article II of this Agreement is in effect to govern such sales.

1.5. The Fund agrees to redeem for cash, on the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption. For purposes of this Section 1.5, the Company shall be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption on the next following Business Day.

1.6. The Company agrees that purchases and redemptions of Portfolio shares offered by the then current prospectus of the Fund shall be made in accordance with the provisions of such prospectus. The Company agrees that all net amounts available under the variable annuity contracts with the form number(s) which are listed on Schedule A attached hereto and incorporated herein by this reference, as such Schedule A may be amended from time to time hereafter by mutual written agreement of all the parties hereto, (the "Contracts") shall be invested in the Fund, in such other Funds advised by the Adviser as may be mutually agreed to in writing by the parties hereto, or in the Company's general account, provided that such amounts may also be invested in an investment company other than the Fund if (a) such other investment company, or series thereof, has investment objectives or policies that are substantially different from the investment objectives and policies of all the Portfolios of the Fund; or (b) the Company gives the Fund and the Underwriter 45 days written notice of its intention to make such other investment company available as a funding vehicle for the Contracts; or (c) such other investment company was available as a funding vehicle for the Contracts prior to the date of this Agreement and the Company so informs the Fund and Underwriter prior to their signing this Agreement; or (d) the Fund or Underwriter consents to the use of such other investment company; and Underwriter shall be under a duty of good faith and shall not unreasonably withhold its consent concerning the addition of a particular additional investment company or companies.

1.7. The Company shall pay for Fund shares on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of
Section 1. 1 hereof. Payment shall be in federal funds transmitted by wire. For purpose of Section 2. 10 and 2.11, upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

1.8. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Shares ordered from the Fund will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

1.9. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to the Company of any income, dividends or capital gain distributions payable on the Fund's shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on the Portfolio shares in additional shares of that Portfolio. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

                   ARTICLE II. Representations and Warranties

2. 1. The Company represents and wan-ants that the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable Federal and State laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account prior to any issuance or sale thereof as a segregated asset account under Section 10-7-401 et. seq. of the Colorado Insurance Code and has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.


2.2. The Fund represents and warrants that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of Colorado and all applicable federal and state securities laws and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the Registration Statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund or the Underwriter.

2.3. The Fund represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

2.4. The Company represents that the Contracts are currently treated as endowment, annuity or life insurance contracts, under applicable provisions of the Code and that it will make every effort to maintain such treatment and that it will notify the Fund and the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

2.5. (a) With respect to Initial Class shares, the Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b- I under the 1940 Act or otherwise, although it may make such payments in the future. The Fund has adopted a "no fee" or "defensive" Rule l2b-1 Plan under which it makes no payments for distribution expenses. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have a board of trustees, a majority of whom are not interested persons of the Fund, formulate and approve any plan under Rule 12b- I to finance distribution expenses.

(b) With respect to Service Class shares, the Fund has adopted a Rule l2b-1 Plan under which it makes payments to finance distribution expenses. The Fund represents and warrants that it has aboard of trustees, a majority of whom are not interested persons of the Fund, which has formulated and approved the Fund's Rule 12b-1 Plan to finance distribution expenses of the Fund and that any changes to the Fund's Rule 12b- I Plan will be approved by a similarly constituted board of trustees.

2.6. The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states except that the Fund represents that the Fund's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of the State of Colorado and the Fund and the


Underwriter represent that their respective operations are and shall at all times remain in material compliance with the laws of the State of Colorado to the extent required to perform this Agreement.

2.7. The Underwriter represents and warrants that it is a member in good standing of the NASD and is registered as a broker-dealer with the SEC. The Underwriter further represents that it will sell and distribute the Fund shares in accordance with the laws of the State of Colorado and all applicable state and federal securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

2.8. The Fund represents that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act.

2.9. The Underwriter represents and warrants that the Adviser is and shall remain duly registered in all material respects under all applicable federal and state securities laws and that the Adviser shall perform its obligations for the Fund in compliance in all material respects with the laws of the State of Colorado and any applicable state and federal securities laws.

2. 10. The Fund and Underwriter represent and warrant that all of their directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11. The Company represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage for the benefit of the Fund, and that said bond is issued by a reputable bonding company, includes coverage for larceny and embezzlement, and is in an amount not less than $5 million. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.

ARTICLE III. Prospectuses and Proxy Statements; Voting

3. 1. The Underwriter shall provide the Company with as many printed copies of the Fund's current prospectus and Statement of Additional Information as the Company may reasonably request. If requested by the Company in lieu thereof, the Fund shall provide camera-ready film containing the Fund's prospectus and Statement of


Additional Information, and such other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus and/or Statement of Additional Information for the Fund is amended during the year) to have the prospectus for the Contracts and the Fund's prospectus printed together in one document, and to have the Statement of Additional Information for the Fund and the Statement of Additional Information for the Contracts printed together in one document. Alternatively, the Company may print the Fund's prospectus and/or its Statement of Additional Information in combination with other fund companies' prospectuses and statements of additional information. Except as provided in the following three sentences, all expenses of printing and distributing Fund prospectuses and Statements of Additional Information shall be the expense of the Company. For prospectuses and Statements of Additional Information provided by the Company to its existing owners of Contracts in order to update disclosure annually as required by the 1933 Act and/or the 1940 Act, the cost of printing shall be borne by the Fund. If the Company chooses to receive camera-ready film in lieu of receiving printed copies of the Fund's prospectus, the Fund will reimburse the Company in an amount equal to the product of A and B where A is the number of such prospectuses distributed to owners of the Contracts, and B is the Fund's per unit cost of typesetting and printing the Fund's prospectus. The same procedures shall be followed with respect to the Fund's Statement of Additional Information.

3.2. The Fund's prospectus shall state that the Statement of Additional Information for the Fund is available without charge from the Underwriter or the Company (or in the Fund's discretion, the Prospectus shall state that such Statement is available from the Fund).

3.3. The Fund, at its expense, shall provide the Company with copies of its proxy statements, reports to shareholders, and other communications (except for prospectuses and Statements of Additional Information, which are covered in
Section 3.1 and 3.2) to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners.

3.4. If and to the extent required by law the Company shall:

(i)  solicit voting instructions from Contract owners;

(ii) vote the Fund shares in accordance with instructions received from Contract owners; and

(iii) vote Fund shares for which no instructions have been received in a particular separate account in the same proportion as Fund shares of such portfolio for which instructions have been received in that separate account, so long as and to the extent that the Securities and Exchange Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in the Fund calculates voting privileges in a manner consistent with the standards set forth on Schedule B attached hereto and incorporated herein by this reference, which standards will also be provided to the other Participating Insurance Companies.

3.5. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the Securities and Exchange Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of trustees and with whatever rules the Commission may promulgate with respect thereto.

                   ARTICLE IV. Sales Material and Information

4.1. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material in which the Fund or its investment adviser or the Underwriter is named, at least fifteen Business Days prior to its use. No such material shall be used if the Fund or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

4.2. The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee or by the Underwriter, except with the permission of the Fund or the Underwriter or the designee of either.

4.3. The Fund, Underwriter, or its designee shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company and/or its separate account(s), is named at least fifteen Business Days prior to its use. No such material shall be used if the Company or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

4.4. The Fund and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to


Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

4.5. The Fund will provide to the Company at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the Securities and Exchange Commission or other regulatory authorities.

4.6. The Company will provide to the Fund at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the Contracts or each Account, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, any of the following that refer to the Fund or any affiliate of the Fund: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (Le., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, Statements of Additional Information, shareholder reports, and proxy materials.

                          ARTICLE V. Fees and Expenses

5. 1. The Fund and Underwriter shall pay no fee or other compensation to the Company under this agreement, except that if the Fund or any Portfolio adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses, then the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing and such payments will be made out of existing fees otherwise payable to the Underwriter, past profits of the Underwriter or other resources available to the Underwriter. No such payments shall be made directly by the Fund.

5.2. All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund. The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Fund, in accordance with applicable state laws prior to their sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of the Fund's shares.

5.3. The Company shall bear the expenses of distributing the Fund's prospectus, proxy materials and reports to owners of Contracts issued by the Company.

                           ARTICLE VI. Diversification

6. 1. The Fund will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund will at all times comply with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 1.817

                        ARTICLE VII. Potential Conflicts

7. 1. The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever contract owner voting instructions are disregarded.

7.3. If it is determined by a majority of the Board, or a majority of its disinterested trustees, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1), withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2), establishing a new registered management investment company or managed separate account.

7.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination, provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                          ARTICLE VIII. Indemnification

8. 1. Indemnification By The Comp

8.1(a). The Company agrees to indemnify and hold harmless the Fund and each trustee of the Board and officers and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8. 1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the Registration Statement or prospectus for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund for use in the Registration Statement or prospectus for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature of the Fund not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Fund by or on behalf of the Company; or

(iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8. 1 (b) and 8. 1 (c) hereof

8.1(b). The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to the Fund, whichever is applicable.

8. 1(c). The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.1(d). The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.

8.2. Indemnification by the Underwriter

8.2(a). The Underwriter agrees to indemnify and hold harmless the Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement or prospectus or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Fund by or on behalf of the Company for use in the Registration Statement or prospectus for the Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund, Adviser or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Fund; or

(iv) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter; as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

8.2(b). The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to each Company or the Account, whichever is applicable.

8.2(c). The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified


Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.2(d). The Indemnified Parties agree promptly to notify the Underwriter of the commencement of any litigation or proceedings against them or any of their officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.

8.3. Indemnification By the Fund

8.3(a). The Fund agrees to indemnify and hold harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Fund and:

(i) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure to comply with the diversification requirements specified in Article VI of this Agreement);or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof.

8.3(b). The Fund shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Company, the Fund, the Underwriter or each Account, whichever is applicable.

8.3(c). The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof The Fund also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Fund to such party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.3(d). The Company and the Underwriter agree promptly to notify the Fund of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either Account, or the sale or acquisition of shares of the Fund.

                           ARTICLE IX. Applicable Law

9. 1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts.

9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

                             ARTICLE X. Termination


10.1. This Agreement shall continue in full force and effect until the first to occur of

(a) termination by any party for any reason by sixty (60) days advance written notice delivered to the other parties; or

(b) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio based upon the Company's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

(c) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

(d) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify; or

(e) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event that such Portfolio fails to meet the diversification requirements specified in Article VI hereof, or

(f) termination by either the Fund or the Underwriter by written notice to the Company, if either one or both of the Fund or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(g) termination by the Company by written notice to the Fund and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or


(h) termination by the Fund or the Underwriter by written notice to the Company, if the Company gives the Fund and the Underwriter the written notice specified in Section 1.6(b) hereof and at the time such notice was given there was no notice of termination outstanding under any other provision of this Agreement; provided, however any termination under this Section 10. 1 (h) shall be effective forty five (45) days after the notice specified in Section 1.6(b) was given.

10.2. Effect of Termination. Notwithstanding any termination of this Agreement, the Fund and the Underwriter shall at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts. The parties agree that this
Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.3 The Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption") or (iii) as permitted by an order of the SEC pursuant to Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Fund and the Underwriter the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Fund and the Underwriter) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Portfolio that was otherwise available under the Contracts without first giving the Fund or the Underwriter 90 days notice of its intention to do SO.

                               ARTICLE XI. Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:
        82 Devonshire Street
        Boston, Massachusetts 02109
        Attention: Treasurer




If to the Company:

Great-West Life &Insurance Company
8515 East Orchard Road Englewood, Colorado 80111
Attention: Asst. Vice President, Savings Products

If to the Underwriter:
        82 Devonshire Street
        Boston, Massachusetts 02109
        Attention: Treasurer

                           ARTICLE XII. Miscellaneous

12.1 All persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Board, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund.

12.2 Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information until such time as it may come into the public domain without the express written consent of the affected party.

12.3 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.4 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.5 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.6 Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.


12.7 The Fund and Underwriter agree that to the extent any advisory or other fees received by the Fund, the underwriter or the Adviser are determined to be unlawful in legal or administrative proceedings under the 1973 NAIC model variable life insurance regulation in the states of California, Colorado, Maryland or Michigan, the Underwriter shall indemnify and reimburse the Company for any out of pocket expenses and actual damages the Company has incurred as a result of any such proceeding; provided however that the provisions of Section 8.2(b) of this and 8.2(c) shall apply to such indemnification and reimbursement obligation. Such indemnification and reimbursement obligation shall be in addition to any other indemnification and reimbursement obligations of the Fund and/or the Underwriter under this Agreement.

12.8 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

12.9. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto; provided, however, that the Underwriter may assign this Agreement or any rights or obligations hereunder to any affiliate of or company under common control with the Underwriter, if such assignee is duly licensed and registered to perform the obligations of the Underwriter under this Agreement.

12.10. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee copies of the following reports:

(a)the Company's annual statement (prepared under statutory

accounting principles) and annual report (prepared under generally accepted accounting principles ("GAAP"), if any), as soon as practical and in any event within 90 days after the end of each fiscal year;

(b)the Company's quarterly statements (statutory) (and GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period:

(c) any financial statement, proxy statement, notice or report of the

Company sent to stockholders and/or policyholders, as soon as practical after the delivery thereof to stockholders;

(d) any registration statement (without exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulator, as soon as practical after the filing thereof,

(e) any other report submitted to the Company by independent accountants in connection with any annual, interim or special audit made by them of the books of the Company, as soon as practical after the receipt thereof.

12. 11. No party shall be liable for damages for its failure to provide any service required by this Agreement due to an act of God, fire, explosion, power failure or strike not caused by its negligence . However, in the event of any such occurrence, each party will use its best efforts to restore the service provided under this Agreement.


             IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative as of the date first specified above.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

        By:  /s/ Debra Esker Cunningham
        Title:    Assistant Vice President, Savings Products
        Date:    2/3/94

VARIABLE INSURANCE PRODUCTS FUND

        By:  /s/ J. Larry Burkhead
        Title:    Senior Vice President
        Date:    2/16/94

FIDELITY DISTRIBUTORS CORPORATION

        By:  /s/ Kurt A. Lange
        Title:    President
        Date:    2/8/94

                                   Schedule A
                                    Accounts


Date of Resolution(s) of Company's
Name(s) of Account(s)                   Board which Established the Accounts(s)

FutureFunds Series Account                                    11/15/83
Maxim Series Account                                          06/24/81
Pinnacle Series Account                                       01/31/85

                                   Schedule B
                                    Contracts

1.  Contract Form(s)
                                     GTDAMF 92 Vol
                                     GTDAMF 92 ER
                                     GTSMF 184-1
                                     GTSAMF 191
                                     J401



                                   SCHEDULE C
                             PROXY VOTING PROCEDURE

The following is a list of procedures and corresponding responsibilities for the handling of proxies relating to the Fund by the Underwriter, the Fund and the Company. The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term "Company" shall also include the department or third party assigned by the Insurance Company to perform the steps delineated below.

1. The number of proxy proposals is given to the Company by the Underwriter as early as possible before the date set by the Fund for the shareholder meeting to facilitate the establishment of tabulation procedures. At this time the Underwriter will inform the Company of the Record, Mailing and Meeting dates. This will be done verbally approximately two months before meeting.

2. Promptly after the Record Date, the Company will perform a "tape run", or other activity, which will generate the names, addresses and number of units which are attributed to each contractowner/policyholder (the "Customer") as of the Record Date. Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date.

Note: The number of proxy statements is determined by the activities described in Step #2. The Company will use its best efforts to call in the number of Customers to Fidelity, as soon as possible, but no later than two weeks after the Record Date.

3. The Fund's Annual Report no longer needs to be sent to each Customer by the Company either before or together with the Customers' receipt of a proxy statement. Underwriter will provide the last Annual Report to, the Company pursuant to the terms of Section 3.3 of the Agreement to which this Schedule relates.

4. The text and format for the Voting Instruction Cards ("Cards" or "Card") is provided to the Company by the Fund. The Company, at its expense, shall produce and personalize the Voting Instruction Cards. The Legal Department of the Underwriter or its affiliate ("Fidelity Legal") must approve the Card before it is printed. Allow approximately 2-4 business days for printing information on the Cards. Information commonly found on the Cards includes:

a.  name (legal name as found on account registration)
b.  address
C.  Fund or account number
d.  coding to state number of units
e. individual Card number for use in tracking and verification of votes (already on Cards as printed by the Fund)
(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)


5. During this time, Fidelity Legal will develop, produce, and the Fund will pay for the Notice of Proxy and the Proxy Statement (one document). Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Insurance Company). Contents of envelope sent to Customers by Company will include:

a. Voting Instruction Card(s)

b. One proxy notice and statement (one document)

c. return envelope (postage pre-paid by Company) addressed to the Company or its tabulation agent

d. "urge buckslip" - optional, but recommended. (This is a small, single sheet of paper that requests Customers to vote as quickly as possible and that their vote is important. One copy will be supplied by the Fund.)

e. cover letter - optional, supplied by Company and reviewed and approved in advance by Fidelity Legal.

6. The above contents should be received by the Company approximately 3-5 business days before mail date. Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness. Copy of this approval sent to Fidelity Legal.

7. Package mailed by the Company. The Fund must allow at least a 15-day solicitation time to the Company as the shareowner. (A 5-week period is recommended.) Solicitation time is calculated as calendar days from (but not including) the meeting, counting backwards.

8. The Company represent that its procedure for tabulating proxy votes is in accordance with SEC rules and regulation, and that its procedures will not deviate so substantially from the procedures used by other companies investing in the Funs as to cause the Fund to fail to comply with the terms and conditions of the Shared Funding Exemptive Order.

9. The actual tabulation of votes is done in units which is then converted to shares. (It is very important that the Fund receives the tabulations stated in terms of a percentage and the number of shares.) Fidelity Legal must review and approve tabulation format.

10. Final tabulation in shares is verbally given by the Company to Fidelity Legal on the morning of the meeting not later than 10:00 a.m. Boston time. Fidelity Legal may request an earlier deadline if required to calculate the vote in time for the meeting.

11. A Certification of Mailing and Authorization to Vote Shares will be required from the Company as well as an original copy of the final vote. Fidelity Legal will provide a standard form for each Certification.

12. The Company will be required to box and archive the Cards received from the Customers. In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, Fidelity Legal will be permitted reasonable access to such Cards.

13. All approvals and "signing-off 'maybe done orally, but must always be followed up in writing.

                   FIRST AMENDMENT TO PARTICIPATION AGREEMENT

Great-West Life & Annuity Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation hereby amend the Participation Agreement ("Agreement") dated November 1, 2000 by doing the following:

1. Deleting Schedule A in its entirety and replacing it with the Amended Schedule A attached hereto.

IN WITNESS WHEREOF, the parties have hereto affixed their respective authorized signatures, intending that this Amendment be effective as of the 1st day of May, 2001.


GREAT-WEST LIFE & ANNUITY COMPANY

By:   /s/ Ron Laeyendecker
          Ron Laeyendecker
          Vice President

VARIABLE INSURANCE PRODUCTS FUND III

By    /s/ Robert C. Pozen
          Robert C. Pozen
          Senior Vice President

FIDELITY DISTRIBUTORS CORPORATION

By:   /s/ Mike Kellogg
          Mike Kellogg
          Executive Vice President


                                   Schedule A
                                Separate Accounts

Name(s) of Separate Account(s)                 Policy Form Numbers of Contracts
And Date Established                             Funded by Separate Account(s)

FutureFunds Series Account                         GTD AMF 92Vol
November 15, 1983                                  GTD AMF 92ER
                                                   GTS MF 184-1
                                                   GTS AMF 191

Maxim Series Account                               J401
June 24, 1981                                      J410

Pinnacle Series Account                            J320
January 31, 1985

COLI VUL - 1 Series Account                        J350
November 25, 1997


COLI VUL - 2 Series Account                        J355
November 25, 1997

Key Business COLI VUL - 7 Series Account           J350
November 23, 1999

                   SECOND AMENDMENT TO PARTICIPATION AGREEMENT

Great-West Life & Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation hereby amend the Participation Agreement ("Agreement") dated February 1, 1994, as amended, by doing the following:

1 . Deleting Schedules A and B entirely and replacing them with the Amended Schedule A attached hereto.

IN WITNESS WHEREOF, the parties have hereto affixed their respective authorized signatures,

intending that this Amendment be effective as of the 1st day of May, 2001.



   GREAT-WEST LIFE & ANNUITY COMPANY

   By:  /s/ Ron Laeyendecker
          Ron Laeyendecker
          Vice President

   VARIALBLE INSURANCE PRODUCTS FUND

    By:  /s/ Robert C. Pozen
           Robert C. Pozen
           Senior Vice President

   FIDELITY DISTRIBUTORS CORPORATION

   By:  /s/  Mike Kellogg
             Mike Kellogg
             Executive Vice President


                                   Schedule A
                                Separate Accounts

Name(s) of Separate Account(s)                  Policy Form Numbers of
and Date Established                  Contracts Funded by Separate Account(s)

FutureFunds Series Account                         GTD AMF 92Vol
November 15, 1983                                  GTD AMF 92ER
                                                   GTS MF 184-1
                                                   GTS AMF 191

Maxim Series Account                               J401
June 24, 1981                                      J410

Pinnacle Series Account                            J320
January 31, 1985

COLI VUL - 1 Series Account                        J350
November 25, 1997


COLI VUL - 2 Series Account                        J355
November 25, 1997

Key Business COLI VUL - 7 Series Account           J350
November 23, 1999

Exhibit 10(a)   Consent of Jorden Burt LLP


Jorden Burt
1025 Thomas Jefferson Street, N.W.            777 Brickell Avenue, Suite 500
Suite 400 East                                 Miami, Florida 33131-2803
Washington, D.C. 20007-5208                               (305) 371-2600
(202) 965-8100                                 Telecopier:(305) 372-9928
Telecopier: (202) 965-8104                     HTTP://www.jordenusa.com



April 29, 2002

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado   80111

Re:  Maxim Series Account
     Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 File Nos. 33-82610 and 811-03249

Ladies and Gentlemen:

        We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed on the date hereof by Great-West Life and Annuity Insurance Company and Maxim Series Account with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                                Very truly yours,

                                                /s/Jorden Burt LLP

                                                Jorden Burt LLP



wdc:    93167

Exhibit 10(b)   Consent of Deloitte & Touche LLP

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 9 to Registration Statement No. 33-82610 of the Maxim Series Account of Great-West Life & Annuity Insurance Company on Form N-4 of our report dated February 22, 2002 on the financial statements of Maxim Series Account and our report dated January 28, 2002 on the consolidated financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the headings "Condensed Financial Information" and "Experts" in the Prospectus and under the heading "Independent Auditors" in the Statement of Additional Information, which are part of such Registration Statement.



/s/ Deloitte & Touche LLP

Denver, Colorado
April 26, 2002